UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1352

Fidelity Devonshire Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Equity-Income Fund

April 30, 2009

1.800336.105

EQU-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.4%
Auto Components - 1.4%
Gentex Corp.	1,938,064	$ 25,912
Johnson Controls, Inc.	5,082,390	96,616
Magna International, Inc. Class A	766,000	26,300
The Goodyear Tire & Rubber Co. (a)	7,809,000	85,821
		234,649
Automobiles - 0.7%
Fiat SpA	3,298,000	32,234
Ford Motor Co. (a)	3,044,566	18,207
Harley-Davidson, Inc. (e)	2,829,950	62,712
Winnebago Industries, Inc.	487,426	4,294
		117,447
Diversified Consumer Services - 0.6%
H&R Block, Inc.	6,305,134	95,460
Hotels, Restaurants & Leisure - 0.8%
Las Vegas Sands Corp. unit	388,000	51,387
Starbucks Corp. (a)	4,724,100	68,310
Starwood Hotels & Resorts Worldwide, Inc.	846,000	17,648
		137,345
Household Durables - 1.9%
Black & Decker Corp.	935,400	37,697
Centex Corp.	3,164,600	34,621
KB Home	566,900	10,244
Lennar Corp. Class A	1,173,500	11,430
Newell Rubbermaid, Inc.	5,775,380	60,353
Pulte Homes, Inc.	2,569,449	29,574
The Stanley Works	958,435	36,449
Whirlpool Corp.	1,861,248	84,054
		304,422
Internet & Catalog Retail - 0.1%
Liberty Media Corp. - Interactive Series A (a)	2,934,464	15,553
Leisure Equipment & Products - 0.1%
Brunswick Corp.	3,531,000	21,115
Media - 3.1%
Ascent Media Corp. (a)	232,886	5,999
Belo Corp. Series A	3,009,286	5,116
CC Media Holdings, Inc. Class A (a)	2,159,142	3,778
Comcast Corp. Class A	7,646,255	118,211
Informa PLC	4,412,400	19,278
Interpublic Group of Companies, Inc. (a)	3,087,600	19,328
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Liberty Global, Inc. Class A (a)	1,417,610	$ 23,376
Scripps Networks Interactive, Inc. Class A	2,599,886	71,341
The Walt Disney Co.	3,522,410	77,141
Time Warner, Inc.	5,369,329	117,212
Viacom, Inc. Class B (non-vtg.) (a)	1,511,800	29,087
Virgin Media, Inc.	3,126,863	24,139
		514,006
Multiline Retail - 2.4%
JCPenney Co., Inc.	1,071,200	32,875
Kohl's Corp. (a)	3,611,247	163,770
Macy's, Inc.	2,925,100	40,015
Target Corp.	3,437,400	141,827
Tuesday Morning Corp. (a)	1,513,113	5,160
		383,647
Specialty Retail - 3.2%
Home Depot, Inc.	8,171,600	215,077
Lowe's Companies, Inc.	3,160,022	67,940
OfficeMax, Inc.	1,415,127	10,543
RadioShack Corp.	1,246,800	17,555
Staples, Inc.	6,232,255	128,509
Tiffany & Co., Inc.	1,947,755	56,368
Williams-Sonoma, Inc.	2,331,900	32,647
		528,639
Textiles, Apparel & Luxury Goods - 0.1%
Liz Claiborne, Inc.	2,337,100	11,078
TOTAL CONSUMER DISCRETIONARY		2,363,361
CONSUMER STAPLES - 5.6%
Beverages - 1.1%
Carlsberg AS Series B (e)	1,760,389	84,635
The Coca-Cola Co.	2,228,053	95,918
		180,553
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	2,041,795	64,888
Wal-Mart Stores, Inc.	2,159,937	108,861
Walgreen Co.	451,000	14,175
Winn-Dixie Stores, Inc. (a)	1,485,086	17,019
		204,943
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.9%
Marine Harvest ASA (a)(e)	53,809,600	$ 24,243
Nestle SA (Reg.)	2,174,945	70,877
Tyson Foods, Inc. Class A	5,132,873	54,100
		149,220
Household Products - 1.1%
Kimberly-Clark Corp.	1,618,600	79,538
Procter & Gamble Co.	2,007,817	99,266
		178,804
Personal Products - 0.4%
Avon Products, Inc.	2,959,300	67,354
Tobacco - 0.8%
Philip Morris International, Inc.	3,482,895	126,081
TOTAL CONSUMER STAPLES		906,955
ENERGY - 16.2%
Energy Equipment & Services - 2.7%
BJ Services Co.	1,329,376	18,465
Halliburton Co.	2,817,600	56,972
Nabors Industries Ltd. (a)	3,229,551	49,121
Noble Corp.	4,655,144	127,225
Pride International, Inc. (a)	1,390,500	31,564
Schlumberger Ltd. (NY Shares)	3,247,963	159,118
		442,465
Oil, Gas & Consumable Fuels - 13.5%
Anadarko Petroleum Corp.	616,500	26,546
Apache Corp.	1,292,710	94,187
Boardwalk Pipeline Partners, LP	933,770	19,142
Chesapeake Energy Corp.	1,473,400	29,041
Chevron Corp.	7,867,895	520,068
ConocoPhillips	6,868,190	281,596
CONSOL Energy, Inc.	762,010	23,836
Devon Energy Corp.	500,500	25,951
El Paso Corp.	673,300	4,646
EOG Resources, Inc.	1,599,000	101,505
Exxon Mobil Corp.	8,508,880	567,287
Hess Corp.	1,546,400	84,727
Marathon Oil Corp.	1,691,155	50,227
Occidental Petroleum Corp.	2,295,100	129,191
Peabody Energy Corp.	730,639	19,282
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Royal Dutch Shell PLC:
Class A sponsored ADR	3,519,000	$ 160,748
Class B ADR	805,400	36,646
Williams Companies, Inc.	2,698,800	38,053
		2,212,679
TOTAL ENERGY		2,655,144
FINANCIALS - 20.9%
Capital Markets - 5.2%
Bank of New York Mellon Corp.	8,410,949	214,311
Credit Suisse Group sponsored ADR	2,304,700	88,224
Goldman Sachs Group, Inc.	2,023,506	260,021
KKR Private Equity Investors, LP Restricted Depositary Units (a)(h)	1,714,600	5,830
Morgan Stanley	6,479,483	153,175
State Street Corp.	1,254,320	42,810
T. Rowe Price Group, Inc.	852,800	32,850
UBS AG (NY Shares)	3,824,500	52,166
		849,387
Commercial Banks - 5.3%
Associated Banc-Corp.	3,960,222	61,265
KeyCorp	5,118,700	31,480
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	12,303,275	66,684
PNC Financial Services Group, Inc.	4,611,909	183,093
Sterling Financial Corp., Washington (e)	2,430,424	7,753
U.S. Bancorp, Delaware	3,935,802	71,710
Wells Fargo & Co.	22,189,585	444,014
		865,999
Consumer Finance - 0.7%
Capital One Financial Corp.	1,221,200	20,443
Discover Financial Services	8,563,961	69,625
Promise Co. Ltd.	1,134,050	14,989
SLM Corp. (a)	3,039,268	14,680
		119,737
Diversified Financial Services - 5.8%
Bank of America Corp.	28,904,695	258,119
CIT Group, Inc.	4,661,915	10,349
Citigroup, Inc. (e)	7,056,501	21,522
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
CME Group, Inc.	112,966	$ 25,005
JPMorgan Chase & Co.	19,134,649	631,443
		946,438
Insurance - 2.7%
ACE Ltd.	2,292,101	106,170
Hartford Financial Services Group, Inc.	2,057,600	23,601
MBIA, Inc. (a)(e)	2,018,700	9,548
MetLife, Inc.	1,711,280	50,911
Montpelier Re Holdings Ltd.	3,835,478	47,790
PartnerRe Ltd.	1,142,726	77,922
Reinsurance Group of America, Inc.	55,908	1,777
The Travelers Companies, Inc.	2,476,740	101,893
XL Capital Ltd. Class A	1,935,398	18,406
		438,018
Real Estate Investment Trusts - 0.7%
Annaly Capital Management, Inc.	2,103,000	29,589
Developers Diversified Realty Corp.	1,539,542	6,358
HCP, Inc.	1,961,300	43,051
Senior Housing Properties Trust (SBI)	1,657,268	27,163
		106,161
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	7,334,751	55,011
Thrifts & Mortgage Finance - 0.2%
New York Community Bancorp, Inc. (e)	2,977,482	33,675
Washington Mutual, Inc.	7,134,514	784
		34,459
TOTAL FINANCIALS		3,415,210
HEALTH CARE - 8.1%
Biotechnology - 0.6%
Amgen, Inc. (a)	1,950,778	94,554
Health Care Equipment & Supplies - 0.7%
Boston Scientific Corp. (a)	7,103,738	59,742
Covidien Ltd.	1,775,790	58,566
		118,308
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 0.2%
Brookdale Senior Living, Inc.	2,284,099	$ 23,549
UnitedHealth Group, Inc.	357,540	8,409
		31,958
Pharmaceuticals - 6.6%
Abbott Laboratories	677,100	28,337
Bristol-Myers Squibb Co.	3,493,600	67,077
Johnson & Johnson	4,235,071	221,748
Merck & Co., Inc.	4,971,700	120,514
Pfizer, Inc.	19,136,600	255,665
Schering-Plough Corp.	4,749,840	109,341
Wyeth	6,627,800	281,019
		1,083,701
TOTAL HEALTH CARE		1,328,521
INDUSTRIALS - 9.2%
Aerospace & Defense - 2.7%
General Dynamics Corp.	584,200	30,186
Honeywell International, Inc.	5,345,650	166,838
Spirit AeroSystems Holdings, Inc. Class A (a)	2,637,318	33,626
The Boeing Co.	1,719,016	68,847
United Technologies Corp.	2,763,860	134,987
		434,484
Building Products - 0.2%
Masco Corp.	4,327,747	38,344
Commercial Services & Supplies - 0.2%
Avery Dennison Corp.	1,399,885	40,233
Electrical Equipment - 0.1%
Rockwell Automation, Inc.	505,600	15,972
Industrial Conglomerates - 3.1%
3M Co.	955,430	55,033
General Electric Co.	15,147,163	191,612
Rheinmetall AG (e)	1,007,867	42,202
Siemens AG sponsored ADR	1,829,000	122,415
Textron, Inc.	4,552,400	48,847
Tyco International Ltd.	2,128,290	50,568
		510,677
Machinery - 2.3%
Briggs & Stratton Corp. (e)(f)	3,687,785	54,874
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Caterpillar, Inc.	506,300	$ 18,014
Cummins, Inc.	1,422,400	48,362
Danaher Corp.	1,015,100	59,322
Eaton Corp.	1,339,100	58,653
Illinois Tool Works, Inc.	1,012,100	33,197
Ingersoll-Rand Co. Ltd. Class A	2,051,792	44,668
Kennametal, Inc.	1,527,109	31,229
SPX Corp.	690,685	31,889
		380,208
Professional Services - 0.2%
Equifax, Inc.	860,219	25,084
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp.	309,500	20,885
Union Pacific Corp.	908,400	44,639
		65,524
TOTAL INDUSTRIALS		1,510,526
INFORMATION TECHNOLOGY - 9.5%
Communications Equipment - 1.1%
Cisco Systems, Inc. (a)	7,613,820	147,099
Motorola, Inc.	7,292,070	40,325
		187,424
Computers & Peripherals - 1.7%
Dell, Inc. (a)	1,296,400	15,064
EMC Corp. (a)	1,100,400	13,788
Hewlett-Packard Co.	4,016,307	144,507
International Business Machines Corp.	972,200	100,341
Seagate Technology	903,800	7,375
		281,075
Electronic Equipment & Components - 1.3%
Arrow Electronics, Inc. (a)	2,894,200	65,814
Avnet, Inc. (a)	3,546,891	77,641
Tyco Electronics Ltd.	4,059,090	70,791
		214,246
IT Services - 0.5%
MoneyGram International, Inc. (a)	2,437,904	3,706
The Western Union Co.	4,151,683	69,541
		73,247
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.1%
Xerox Corp.	3,524,498	$ 21,535
Semiconductors & Semiconductor Equipment - 3.4%
Analog Devices, Inc.	2,969,300	63,187
Applied Materials, Inc.	7,126,200	87,011
Atmel Corp. (a)	2,613,756	10,037
Intel Corp.	12,215,360	192,758
Micron Technology, Inc. (a)	5,111,800	24,946
National Semiconductor Corp.	5,811,662	71,890
Novellus Systems, Inc. (a)	2,451,327	44,271
Teradyne, Inc. (a)	5,682,400	33,753
Varian Semiconductor Equipment Associates, Inc. (a)	1,013,700	25,941
		553,794
Software - 1.4%
Microsoft Corp.	4,990,427	101,106
Oracle Corp.	2,981,892	57,670
Symantec Corp. (a)	3,608,900	62,254
		221,030
TOTAL INFORMATION TECHNOLOGY		1,552,351
MATERIALS - 1.8%
Chemicals - 1.1%
Airgas, Inc.	112,400	4,847
Celanese Corp. Class A	1,413,700	29,462
Dow Chemical Co.	620,100	9,922
E.I. du Pont de Nemours & Co.	2,740,400	76,457
H.B. Fuller Co.	1,303,423	23,018
Linde AG	425,979	33,586
		177,292
Metals & Mining - 0.7%
Alcoa, Inc.	4,230,421	38,370
Commercial Metals Co.	1,734,745	25,813
Freeport-McMoRan Copper & Gold, Inc. Class B	451,000	19,235
Nucor Corp.	854,900	34,786
		118,204
TOTAL MATERIALS		295,496
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 7.1%
Diversified Telecommunication Services - 6.4%
AT&T, Inc.	24,656,850	$ 631,698
Qwest Communications International, Inc.	26,843,000	104,419
Verizon Communications, Inc.	10,282,849	311,982
		1,048,099
Wireless Telecommunication Services - 0.7%
Sprint Nextel Corp. (a)	12,743,503	55,562
Vodafone Group PLC sponsored ADR	3,021,625	55,447
		111,009
TOTAL TELECOMMUNICATION SERVICES		1,159,108
UTILITIES - 3.3%
Electric Utilities - 1.7%
Allegheny Energy, Inc.	3,682,703	95,456
Entergy Corp.	1,317,000	85,302
Exelon Corp.	2,029,000	93,598
		274,356
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	7,895,427	55,821
Multi-Utilities - 1.3%
Public Service Enterprise Group, Inc.	4,336,200	129,392
Wisconsin Energy Corp.	2,180,900	87,149
		216,541
TOTAL UTILITIES		546,718
TOTAL COMMON STOCKS (Cost $18,796,057)		15,733,390
Convertible Preferred Stocks - 1.7%

CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.2%
Johnson Controls, Inc. 11.50%	225,500	21,715
Automobiles - 0.0%
General Motors Corp. Series C, 6.25%	1,678,867	3,610
TOTAL CONSUMER DISCRETIONARY		25,325
Convertible Preferred Stocks - continued
	Shares	Value (000s)
FINANCIALS - 0.9%
Capital Markets - 0.2%
Legg Mason, Inc. 7.00%	1,846,900	$ 40,253
Commercial Banks - 0.2%
Fifth Third Bancorp 8.50%	125,600	7,242
Huntington Bancshares, Inc. 8.50%	26,000	13,260
Wells Fargo & Co. 7.50%	9,600	5,933
		26,435
Diversified Financial Services - 0.4%
Bank of America Corp. Series L, 7.25%	48,800	28,182
CIT Group, Inc. Series C, 8.75%	238,000	3,623
Citigroup, Inc. Series T, 6.50%	1,303,998	41,157
		72,962
Insurance - 0.1%
American International Group, Inc. Series A, 8.50%	1,489,600	7,999
Thrifts & Mortgage Finance - 0.0%
Fannie Mae 8.75%	1,576,700	1,892
TOTAL FINANCIALS		149,541
HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
Schering-Plough Corp. 6.00%	260,400	54,877
MATERIALS - 0.3%
Chemicals - 0.0%
Celanese Corp. 4.25%	384,300	10,749
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	651,000	44,887
TOTAL MATERIALS		55,636
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $604,717)		285,379
Corporate Bonds - 1.8%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 1.7%
CONSUMER DISCRETIONARY - 0.8%
Auto Components - 0.1%
Johnson Controls, Inc. 6.5% 9/30/12	$ 11,740	$ 21,122
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	4,350	6,054
Household Durables - 0.1%
Newell Rubbermaid, Inc. 5.5% 3/15/14	5,000	7,291
Media - 0.6%
Liberty Media Corp.:
3.5% 1/15/31	7,121	3,453
4% 11/15/29 (g)	13,232	3,970
3.5% 1/15/31 (g)	20,197	9,791
News America, Inc. liquid yield option note:
0% 2/28/21 (g)	57,550	33,632
0% 2/28/21	16,370	9,567
Virgin Media, Inc. 6.5% 11/15/16 (g)	49,396	35,708
		96,121
TOTAL CONSUMER DISCRETIONARY		130,588
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
MGIC Investment Corp. 9% 4/1/63 (d)(g)	36,072	8,928
INDUSTRIALS - 0.2%
Airlines - 0.1%
UAL Corp.:
4.5% 6/30/21 (g)	20,550	8,015
4.5% 6/30/21	3,320	1,295
		9,310
Electrical Equipment - 0.1%
Sunpower Corp. 4.75% 4/15/14	10,410	12,256
Industrial Conglomerates - 0.0%
Textron, Inc. 4.5% 5/1/13	6,510	7,059
TOTAL INDUSTRIALS		28,625
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Advanced Micro Devices, Inc.:
6% 5/1/15 (g)	$ 39,060	$ 15,917
6% 5/1/15	13,020	5,306
Micron Technology, Inc.:
1.875% 6/1/14	7,430	4,275
4.25% 10/15/13	6,330	7,374
		32,872
MATERIALS - 0.3%
Metals & Mining - 0.3%
Alcoa, Inc. 5.25% 3/15/14	11,060	17,447
ArcelorMittal SA 5% 5/15/14	9,070	9,366
United States Steel Corp. 4% 5/15/14	15,120	16,141
		42,954
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Level 3 Communications, Inc.:
5.25% 12/15/11 (g)	28,080	17,247
5.25% 12/15/11	15,880	9,754
		27,001
TOTAL CONVERTIBLE BONDS		270,968
Nonconvertible Bonds - 0.1%
MATERIALS - 0.1%
Chemicals - 0.1%
Hercules, Inc. 6.5% 6/30/29 unit	31,600	15,411
TOTAL CORPORATE BONDS (Cost $381,611)		286,379
Money Market Funds - 1.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.53% (b)	56,102,276	$ 56,102
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	131,751,626	131,752
TOTAL MONEY MARKET FUNDS (Cost $187,854)		187,854
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $19,970,239)		16,493,002
NET OTHER ASSETS - (0.8)%		(128,467)
NET ASSETS - 100%		$ 16,364,535
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $133,208,000 or 0.8% of net assets.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,830,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
KKR Private Equity Investors, LP Restricted Depositary Units	5/3/06 - 7/12/06	$ 42,362
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 85
Fidelity Securities Lending Cash Central Fund	1,874
Total	$ 1,959
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Briggs & Stratton Corp.	$ 54,542	$ -	$ -	$ 811	$ 54,874
Total	$ 54,542	$ -	$ -	$ 811	$ 54,874
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 16,493,002	$ 15,567,006	$ 925,996	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 33,174
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	18,213
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	(51,387)
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $20,080,920,000. Net unrealized depreciation aggregated $3,587,918,000, of which $2,521,544,000 related to appreciated investment securities and $6,109,462,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Large Cap Growth Fund

April 30, 2009

1.800355.105

LCG-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 11.1%
Diversified Consumer Services - 3.8%
Apollo Group, Inc. Class A (non-vtg.) (a)	19,800	$ 1,246,410
H&R Block, Inc.	171,400	2,594,996
		3,841,406
Media - 3.4%
DISH Network Corp. Class A (a)	77,200	1,022,900
Interpublic Group of Companies, Inc. (a)	197,900	1,238,854
Time Warner, Inc.	52,700	1,150,441
		3,412,195
Multiline Retail - 1.5%
Dollar Tree, Inc. (a)	36,600	1,549,644
Specialty Retail - 2.4%
Advance Auto Parts, Inc.	22,600	988,750
AutoZone, Inc. (a)	8,300	1,381,037
		2,369,787
TOTAL CONSUMER DISCRETIONARY		11,173,032
CONSUMER STAPLES - 12.4%
Food & Staples Retailing - 7.3%
Costco Wholesale Corp.	32,500	1,579,500
Kroger Co.	97,000	2,097,140
Wal-Mart Stores, Inc.	73,900	3,724,560
		7,401,200
Food Products - 1.9%
General Mills, Inc.	32,600	1,652,494
Kellogg Co.	6,500	273,715
		1,926,209
Household Products - 2.5%
Kimberly-Clark Corp.	52,100	2,560,194
Personal Products - 0.7%
Herbalife Ltd.	32,400	642,168
TOTAL CONSUMER STAPLES		12,529,771
ENERGY - 8.5%
Energy Equipment & Services - 4.3%
ENSCO International, Inc.	8,000	226,240
Global Industries Ltd. (a)	94,800	613,356
Halliburton Co.	16,400	331,608
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Nabors Industries Ltd. (a)	72,900	$ 1,108,809
Pride International, Inc. (a)	42,300	960,210
Rowan Companies, Inc.	70,400	1,098,944
		4,339,167
Oil, Gas & Consumable Fuels - 4.2%
Chesapeake Energy Corp.	29,900	589,329
Mariner Energy, Inc. (a)	53,700	611,106
Sunoco, Inc.	76,100	2,017,411
Tesoro Corp.	67,200	1,024,800
		4,242,646
TOTAL ENERGY		8,581,813
FINANCIALS - 4.2%
Capital Markets - 2.2%
Charles Schwab Corp.	32,700	604,296
Northern Trust Corp.	15,900	864,324
TD Ameritrade Holding Corp. (a)	48,500	771,635
		2,240,255
Insurance - 2.0%
Axis Capital Holdings Ltd.	24,500	603,680
W.R. Berkley Corp.	58,800	1,405,908
		2,009,588
TOTAL FINANCIALS		4,249,843
HEALTH CARE - 12.8%
Biotechnology - 5.0%
Amgen, Inc. (a)	52,800	2,559,216
Biogen Idec, Inc. (a)	51,700	2,499,178
		5,058,394
Health Care Equipment & Supplies - 2.3%
Baxter International, Inc.	47,800	2,318,300
Health Care Providers & Services - 2.3%
Express Scripts, Inc. (a)	35,600	2,277,332
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 3.2%
Abbott Laboratories	33,000	$ 1,381,050
Johnson & Johnson	36,400	1,905,904
		3,286,954
TOTAL HEALTH CARE		12,940,980
INDUSTRIALS - 13.0%
Aerospace & Defense - 8.1%
Honeywell International, Inc.	21,200	661,652
ITT Corp.	30,400	1,246,704
Lockheed Martin Corp.	30,900	2,426,577
Northrop Grumman Corp.	5,900	285,265
Precision Castparts Corp.	8,300	621,338
Raytheon Co.	50,300	2,275,069
United Technologies Corp.	14,100	688,644
		8,205,249
Construction & Engineering - 2.0%
Fluor Corp.	27,200	1,030,064
Jacobs Engineering Group, Inc. (a)	17,300	658,092
KBR, Inc.	21,100	329,582
		2,017,738
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	19,800	450,450
Machinery - 1.3%
Joy Global, Inc.	25,500	650,250
Toro Co. (d)	22,100	671,398
		1,321,648
Professional Services - 0.8%
Dun & Bradstreet Corp.	10,400	846,560
Road & Rail - 0.3%
Landstar System, Inc.	8,600	306,246
TOTAL INDUSTRIALS		13,147,891
INFORMATION TECHNOLOGY - 31.9%
Communications Equipment - 5.1%
Cisco Systems, Inc. (a)	269,500	5,206,740
Computers & Peripherals - 9.1%
Apple, Inc. (a)	29,000	3,649,070
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
International Business Machines Corp.	34,000	$ 3,509,140
NCR Corp. (a)	96,000	974,400
SanDisk Corp. (a)	39,700	624,084
Western Digital Corp. (a)	17,000	399,840
		9,156,534
Electronic Equipment & Components - 1.3%
Arrow Electronics, Inc. (a)	12,600	286,524
Avnet, Inc. (a)	45,700	1,000,373
		1,286,897
Internet Software & Services - 1.7%
eBay, Inc. (a)	26,600	438,102
Sohu.com, Inc. (a)(d)	23,800	1,241,170
		1,679,272
IT Services - 10.0%
Accenture Ltd. Class A	115,600	3,402,108
Affiliated Computer Services, Inc. Class A (a)	27,200	1,315,936
Broadridge Financial Solutions, Inc.	77,100	1,491,885
Fidelity National Information Services, Inc.	139,400	2,488,290
Genpact Ltd. (a)	163,500	1,464,960
		10,163,179
Semiconductors & Semiconductor Equipment - 2.6%
Novellus Systems, Inc. (a)	57,600	1,040,256
Texas Instruments, Inc.	90,800	1,639,848
		2,680,104
Software - 2.1%
Microsoft Corp.	104,200	2,111,092
TOTAL INFORMATION TECHNOLOGY		32,283,818
MATERIALS - 3.5%
Chemicals - 1.3%
Air Products & Chemicals, Inc.	4,000	263,600
E.I. du Pont de Nemours & Co.	8,600	239,940
Monsanto Co.	3,300	280,137
Praxair, Inc.	3,400	253,674
The Mosaic Co.	6,500	262,925
		1,300,276
Construction Materials - 0.2%
Vulcan Materials Co.	4,900	232,995
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 2.0%
AK Steel Holding Corp.	19,900	$ 258,899
Alcoa, Inc.	27,800	252,146
Allegheny Technologies, Inc.	8,100	265,113
Cliffs Natural Resources, Inc.	12,000	276,720
Freeport-McMoRan Copper & Gold, Inc. Class B	6,200	264,430
Nucor Corp.	6,300	256,347
Southern Copper Corp.	13,300	246,981
United States Steel Corp. (d)	8,400	223,020
		2,043,656
TOTAL MATERIALS		3,576,927
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	7,500	238,200
Clearwire Corp. Class A (a)	44,000	243,760
		481,960
UTILITIES - 1.3%
Electric Utilities - 0.3%
Exelon Corp.	5,700	262,941
Gas Utilities - 0.3%
EQT Corp.	7,600	255,588
Independent Power Producers & Energy Traders - 0.5%
Calpine Corp. (a)	30,800	249,788
Mirant Corp. (a)	19,400	246,962
		496,750
Multi-Utilities - 0.2%
Public Service Enterprise Group, Inc.	8,500	253,640
TOTAL UTILITIES		1,268,919
TOTAL COMMON STOCKS (Cost $104,130,226)		100,234,954
Money Market Funds - 1.5%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (b)	632,966	$ 632,966
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	932,250	932,250
TOTAL MONEY MARKET FUNDS (Cost $1,565,216)		1,565,216
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $105,695,442)		101,800,170
NET OTHER ASSETS - (0.7)%		(749,677)
NET ASSETS - 100%		$ 101,050,493
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,362
Fidelity Securities Lending Cash Central Fund	2,634
Total	$ 3,996
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 101,800,170	$ 101,800,170	$ -	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $107,355,858. Net unrealized depreciation aggregated $5,555,688, of which $4,916,132 related to appreciated investment securities and $10,471,820 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Large Cap Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2009

1.847927.102

ALCG-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 11.1%
Diversified Consumer Services - 3.8%
Apollo Group, Inc. Class A (non-vtg.) (a)	19,800	$ 1,246,410
H&R Block, Inc.	171,400	2,594,996
		3,841,406
Media - 3.4%
DISH Network Corp. Class A (a)	77,200	1,022,900
Interpublic Group of Companies, Inc. (a)	197,900	1,238,854
Time Warner, Inc.	52,700	1,150,441
		3,412,195
Multiline Retail - 1.5%
Dollar Tree, Inc. (a)	36,600	1,549,644
Specialty Retail - 2.4%
Advance Auto Parts, Inc.	22,600	988,750
AutoZone, Inc. (a)	8,300	1,381,037
		2,369,787
TOTAL CONSUMER DISCRETIONARY		11,173,032
CONSUMER STAPLES - 12.4%
Food & Staples Retailing - 7.3%
Costco Wholesale Corp.	32,500	1,579,500
Kroger Co.	97,000	2,097,140
Wal-Mart Stores, Inc.	73,900	3,724,560
		7,401,200
Food Products - 1.9%
General Mills, Inc.	32,600	1,652,494
Kellogg Co.	6,500	273,715
		1,926,209
Household Products - 2.5%
Kimberly-Clark Corp.	52,100	2,560,194
Personal Products - 0.7%
Herbalife Ltd.	32,400	642,168
TOTAL CONSUMER STAPLES		12,529,771
ENERGY - 8.5%
Energy Equipment & Services - 4.3%
ENSCO International, Inc.	8,000	226,240
Global Industries Ltd. (a)	94,800	613,356
Halliburton Co.	16,400	331,608
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Nabors Industries Ltd. (a)	72,900	$ 1,108,809
Pride International, Inc. (a)	42,300	960,210
Rowan Companies, Inc.	70,400	1,098,944
		4,339,167
Oil, Gas & Consumable Fuels - 4.2%
Chesapeake Energy Corp.	29,900	589,329
Mariner Energy, Inc. (a)	53,700	611,106
Sunoco, Inc.	76,100	2,017,411
Tesoro Corp.	67,200	1,024,800
		4,242,646
TOTAL ENERGY		8,581,813
FINANCIALS - 4.2%
Capital Markets - 2.2%
Charles Schwab Corp.	32,700	604,296
Northern Trust Corp.	15,900	864,324
TD Ameritrade Holding Corp. (a)	48,500	771,635
		2,240,255
Insurance - 2.0%
Axis Capital Holdings Ltd.	24,500	603,680
W.R. Berkley Corp.	58,800	1,405,908
		2,009,588
TOTAL FINANCIALS		4,249,843
HEALTH CARE - 12.8%
Biotechnology - 5.0%
Amgen, Inc. (a)	52,800	2,559,216
Biogen Idec, Inc. (a)	51,700	2,499,178
		5,058,394
Health Care Equipment & Supplies - 2.3%
Baxter International, Inc.	47,800	2,318,300
Health Care Providers & Services - 2.3%
Express Scripts, Inc. (a)	35,600	2,277,332
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 3.2%
Abbott Laboratories	33,000	$ 1,381,050
Johnson & Johnson	36,400	1,905,904
		3,286,954
TOTAL HEALTH CARE		12,940,980
INDUSTRIALS - 13.0%
Aerospace & Defense - 8.1%
Honeywell International, Inc.	21,200	661,652
ITT Corp.	30,400	1,246,704
Lockheed Martin Corp.	30,900	2,426,577
Northrop Grumman Corp.	5,900	285,265
Precision Castparts Corp.	8,300	621,338
Raytheon Co.	50,300	2,275,069
United Technologies Corp.	14,100	688,644
		8,205,249
Construction & Engineering - 2.0%
Fluor Corp.	27,200	1,030,064
Jacobs Engineering Group, Inc. (a)	17,300	658,092
KBR, Inc.	21,100	329,582
		2,017,738
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	19,800	450,450
Machinery - 1.3%
Joy Global, Inc.	25,500	650,250
Toro Co. (d)	22,100	671,398
		1,321,648
Professional Services - 0.8%
Dun & Bradstreet Corp.	10,400	846,560
Road & Rail - 0.3%
Landstar System, Inc.	8,600	306,246
TOTAL INDUSTRIALS		13,147,891
INFORMATION TECHNOLOGY - 31.9%
Communications Equipment - 5.1%
Cisco Systems, Inc. (a)	269,500	5,206,740
Computers & Peripherals - 9.1%
Apple, Inc. (a)	29,000	3,649,070
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
International Business Machines Corp.	34,000	$ 3,509,140
NCR Corp. (a)	96,000	974,400
SanDisk Corp. (a)	39,700	624,084
Western Digital Corp. (a)	17,000	399,840
		9,156,534
Electronic Equipment & Components - 1.3%
Arrow Electronics, Inc. (a)	12,600	286,524
Avnet, Inc. (a)	45,700	1,000,373
		1,286,897
Internet Software & Services - 1.7%
eBay, Inc. (a)	26,600	438,102
Sohu.com, Inc. (a)(d)	23,800	1,241,170
		1,679,272
IT Services - 10.0%
Accenture Ltd. Class A	115,600	3,402,108
Affiliated Computer Services, Inc. Class A (a)	27,200	1,315,936
Broadridge Financial Solutions, Inc.	77,100	1,491,885
Fidelity National Information Services, Inc.	139,400	2,488,290
Genpact Ltd. (a)	163,500	1,464,960
		10,163,179
Semiconductors & Semiconductor Equipment - 2.6%
Novellus Systems, Inc. (a)	57,600	1,040,256
Texas Instruments, Inc.	90,800	1,639,848
		2,680,104
Software - 2.1%
Microsoft Corp.	104,200	2,111,092
TOTAL INFORMATION TECHNOLOGY		32,283,818
MATERIALS - 3.5%
Chemicals - 1.3%
Air Products & Chemicals, Inc.	4,000	263,600
E.I. du Pont de Nemours & Co.	8,600	239,940
Monsanto Co.	3,300	280,137
Praxair, Inc.	3,400	253,674
The Mosaic Co.	6,500	262,925
		1,300,276
Construction Materials - 0.2%
Vulcan Materials Co.	4,900	232,995
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 2.0%
AK Steel Holding Corp.	19,900	$ 258,899
Alcoa, Inc.	27,800	252,146
Allegheny Technologies, Inc.	8,100	265,113
Cliffs Natural Resources, Inc.	12,000	276,720
Freeport-McMoRan Copper & Gold, Inc. Class B	6,200	264,430
Nucor Corp.	6,300	256,347
Southern Copper Corp.	13,300	246,981
United States Steel Corp. (d)	8,400	223,020
		2,043,656
TOTAL MATERIALS		3,576,927
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	7,500	238,200
Clearwire Corp. Class A (a)	44,000	243,760
		481,960
UTILITIES - 1.3%
Electric Utilities - 0.3%
Exelon Corp.	5,700	262,941
Gas Utilities - 0.3%
EQT Corp.	7,600	255,588
Independent Power Producers & Energy Traders - 0.5%
Calpine Corp. (a)	30,800	249,788
Mirant Corp. (a)	19,400	246,962
		496,750
Multi-Utilities - 0.2%
Public Service Enterprise Group, Inc.	8,500	253,640
TOTAL UTILITIES		1,268,919
TOTAL COMMON STOCKS (Cost $104,130,226)		100,234,954
Money Market Funds - 1.5%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (b)	632,966	$ 632,966
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	932,250	932,250
TOTAL MONEY MARKET FUNDS (Cost $1,565,216)		1,565,216
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $105,695,442)		101,800,170
NET OTHER ASSETS - (0.7)%		(749,677)
NET ASSETS - 100%		$ 101,050,493
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,362
Fidelity Securities Lending Cash Central Fund	2,634
Total	$ 3,996
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 101,800,170	$ 101,800,170	$ -	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $107,355,858. Net unrealized depreciation aggregated $5,555,688, of which $4,916,132 related to appreciated investment securities and $10,471,820 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Large Cap Value Fund

April 30, 2009

1.800356.105

LCV-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 9.4%
Hotels, Restaurants & Leisure - 2.1%
Brinker International, Inc.	265,800	$ 4,709,976
Darden Restaurants, Inc.	118,900	4,395,733
McDonald's Corp.	108,300	5,771,307
Wyndham Worldwide Corp.	451,100	5,268,848
		20,145,864
Household Durables - 1.2%
Mohawk Industries, Inc. (a)	114,900	5,435,919
Whirlpool Corp.	133,200	6,015,312
		11,451,231
Internet & Catalog Retail - 0.1%
Liberty Media Corp. - Interactive Series A (a)	92,900	492,370
Media - 1.5%
Comcast Corp. Class A (special) (non-vtg.)	870,400	12,777,472
Time Warner Cable, Inc.	49,300	1,588,939
		14,366,411
Multiline Retail - 1.2%
Macy's, Inc.	482,300	6,597,864
Target Corp.	121,900	5,029,594
		11,627,458
Specialty Retail - 2.8%
AutoZone, Inc. (a)	28,600	4,758,754
Best Buy Co., Inc.	123,500	4,739,930
Home Depot, Inc.	591,800	15,576,176
Sherwin-Williams Co.	33,500	1,897,440
		26,972,300
Textiles, Apparel & Luxury Goods - 0.5%
Polo Ralph Lauren Corp. Class A	95,600	5,147,104
TOTAL CONSUMER DISCRETIONARY		90,202,738
CONSUMER STAPLES - 8.9%
Beverages - 1.7%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	343,800	3,984,642
Dr Pepper Snapple Group, Inc. (a)	296,800	6,146,728
Molson Coors Brewing Co. Class B	147,800	5,653,350
		15,784,720
Food & Staples Retailing - 1.0%
CVS Caremark Corp.	312,100	9,918,538
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 3.0%
Archer Daniels Midland Co.	530,700	$ 13,065,834
Dean Foods Co. (a)	242,100	5,011,470
Kraft Foods, Inc. Class A	454,100	10,625,940
		28,703,244
Household Products - 1.9%
Energizer Holdings, Inc. (a)	85,700	4,910,610
Procter & Gamble Co.	262,900	12,997,776
		17,908,386
Tobacco - 1.3%
Altria Group, Inc.	411,100	6,713,263
Lorillard, Inc.	96,000	6,060,480
		12,773,743
TOTAL CONSUMER STAPLES		85,088,631
ENERGY - 16.6%
Energy Equipment & Services - 1.6%
Pride International, Inc. (a)	349,100	7,924,570
Transocean Ltd. (a)	115,700	7,807,436
		15,732,006
Oil, Gas & Consumable Fuels - 15.0%
Chesapeake Energy Corp.	329,800	6,500,358
Chevron Corp.	576,400	38,100,040
ConocoPhillips	144,000	5,904,000
Exxon Mobil Corp.	839,100	55,942,798
Foundation Coal Holdings, Inc.	238,500	3,873,240
Frontier Oil Corp.	363,500	4,620,085
Marathon Oil Corp.	488,600	14,511,420
Sunoco, Inc.	275,500	7,303,505
Tesoro Corp.	496,300	7,568,575
		144,324,021
TOTAL ENERGY		160,056,027
FINANCIALS - 21.5%
Capital Markets - 2.9%
Goldman Sachs Group, Inc.	153,400	19,711,900
Morgan Stanley	339,500	8,025,780
		27,737,680
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 4.6%
Associated Banc-Corp.	195,800	$ 3,029,026
PNC Financial Services Group, Inc.	246,400	9,782,080
TCF Financial Corp. (d)	371,200	5,163,392
Wells Fargo & Co.	1,332,600	26,665,326
		44,639,824
Diversified Financial Services - 6.5%
Bank of America Corp.	2,068,300	18,469,919
IntercontinentalExchange, Inc. (a)	54,800	4,800,480
JPMorgan Chase & Co.	1,178,900	38,903,700
		62,174,099
Insurance - 7.3%
ACE Ltd.	104,600	4,845,072
Axis Capital Holdings Ltd.	196,200	4,834,368
Berkshire Hathaway, Inc. Class B (a)	1,580	4,842,700
Everest Re Group Ltd.	80,900	6,038,376
Fidelity National Financial, Inc. Class A	304,300	5,516,959
Hartford Financial Services Group, Inc.	539,100	6,183,477
MetLife, Inc.	283,400	8,431,150
RenaissanceRe Holdings Ltd.	110,600	5,381,796
The Travelers Companies, Inc.	319,100	13,127,774
Unum Group	509,500	8,325,230
XL Capital Ltd. Class A	262,200	2,493,522
		70,020,424
Real Estate Investment Trusts - 0.2%
SL Green Realty Corp.	138,000	2,437,080
TOTAL FINANCIALS		207,009,107
HEALTH CARE - 12.6%
Biotechnology - 0.3%
Amgen, Inc. (a)	57,300	2,777,331
Health Care Equipment & Supplies - 1.8%
Cooper Companies, Inc.	177,400	5,100,250
Hospira, Inc. (a)	179,100	5,887,017
Inverness Medical Innovations, Inc. (a)	177,400	5,728,246
		16,715,513
Health Care Providers & Services - 2.9%
Health Management Associates, Inc. Class A (a)	1,092,400	5,101,508
Humana, Inc. (a)	186,400	5,364,592
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
LifePoint Hospitals, Inc. (a)	119,800	$ 3,096,830
Omnicare, Inc.	202,600	5,208,846
WellPoint, Inc. (a)	219,800	9,398,648
		28,170,424
Pharmaceuticals - 7.6%
Johnson & Johnson	315,400	16,514,344
Merck & Co., Inc.	164,300	3,982,632
Mylan, Inc. (a)(d)	561,400	7,438,550
Pfizer, Inc.	1,974,100	26,373,976
Watson Pharmaceuticals, Inc. (a)	177,100	5,479,474
Wyeth	319,600	13,551,040
		73,340,016
TOTAL HEALTH CARE		121,003,284
INDUSTRIALS - 8.8%
Aerospace & Defense - 4.1%
Goodrich Corp.	116,200	5,145,336
Honeywell International, Inc.	232,400	7,253,204
Northrop Grumman Corp.	159,000	7,687,650
Raytheon Co.	165,900	7,503,657
United Technologies Corp.	247,800	12,102,552
		39,692,399
Airlines - 0.5%
Delta Air Lines, Inc. (a)	844,200	5,208,714
Building Products - 0.6%
Owens Corning (a)	314,500	5,629,550
Electrical Equipment - 1.3%
Cooper Industries Ltd. Class A	186,200	6,105,498
Thomas & Betts Corp. (a)	189,600	5,900,352
		12,005,850
Industrial Conglomerates - 2.3%
General Electric Co.	1,754,500	22,194,425
TOTAL INDUSTRIALS		84,730,938
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 4.2%
Communications Equipment - 1.1%
Juniper Networks, Inc. (a)	206,800	$ 4,477,220
Tellabs, Inc. (a)	1,145,400	6,001,896
		10,479,116
Computers & Peripherals - 2.0%
Dell, Inc. (a)	464,300	5,395,166
EMC Corp. (a)	517,700	6,486,781
Hewlett-Packard Co.	205,900	7,408,282
		19,290,229
IT Services - 1.1%
Affiliated Computer Services, Inc. Class A (a)	110,700	5,355,666
Fidelity National Information Services, Inc.	273,300	4,878,405
		10,234,071
TOTAL INFORMATION TECHNOLOGY		40,003,416
MATERIALS - 4.6%
Chemicals - 2.1%
Ashland, Inc.	260,700	5,724,972
Dow Chemical Co.	398,900	6,382,400
Lubrizol Corp.	112,300	4,853,606
Terra Industries, Inc.	118,700	3,145,550
		20,106,528
Containers & Packaging - 1.6%
Owens-Illinois, Inc. (a)	206,000	5,024,340
Pactiv Corp. (a)	248,800	5,438,768
Rock-Tenn Co. Class A	123,000	4,644,480
		15,107,588
Metals & Mining - 0.9%
Nucor Corp.	134,800	5,485,012
Reliance Steel & Aluminum Co.	103,800	3,656,874
		9,141,886
TOTAL MATERIALS		44,356,002
TELECOMMUNICATION SERVICES - 6.4%
Diversified Telecommunication Services - 5.6%
AT&T, Inc.	1,043,262	26,728,372
Embarq Corp.	83,100	3,038,136
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Communications International, Inc.	2,000,300	$ 7,781,167
Verizon Communications, Inc.	524,000	15,898,160
		53,445,835
Wireless Telecommunication Services - 0.8%
Sprint Nextel Corp. (a)	1,858,700	8,103,932
TOTAL TELECOMMUNICATION SERVICES		61,549,767
UTILITIES - 6.1%
Electric Utilities - 2.5%
Entergy Corp.	86,100	5,576,697
Exelon Corp.	224,600	10,360,798
FirstEnergy Corp.	186,500	7,627,850
		23,565,345
Independent Power Producers & Energy Traders - 0.6%
AES Corp. (a)	308,600	2,181,802
NRG Energy, Inc. (a)	214,400	3,854,912
		6,036,714
Multi-Utilities - 3.0%
PG&E Corp.	324,400	12,041,728
Public Service Enterprise Group, Inc.	234,300	6,991,512
Sempra Energy	216,100	9,944,922
		28,978,162
TOTAL UTILITIES		58,580,221
TOTAL COMMON STOCKS (Cost $1,011,481,792)		952,580,131
Money Market Funds - 1.1%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (b)	1,968,842	$ 1,968,842
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	9,080,250	9,080,250
TOTAL MONEY MARKET FUNDS (Cost $11,049,092)		11,049,092
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,022,530,884)		963,629,223
NET OTHER ASSETS - (0.2)%		(2,093,929)
NET ASSETS - 100%		$ 961,535,294
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,348
Fidelity Securities Lending Cash Central Fund	15,153
Total	$ 23,501
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 963,629,223	$ 963,629,223	$ -	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $1,089,594,657. Net unrealized depreciation aggregated $125,965,434, of which $55,655,396 related to appreciated investment securities and $181,620,830 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Large Cap Value Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2009

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Large Cap Value Fund

1.847928.102

ALCV-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 9.4%
Hotels, Restaurants & Leisure - 2.1%
Brinker International, Inc.	265,800	$ 4,709,976
Darden Restaurants, Inc.	118,900	4,395,733
McDonald's Corp.	108,300	5,771,307
Wyndham Worldwide Corp.	451,100	5,268,848
		20,145,864
Household Durables - 1.2%
Mohawk Industries, Inc. (a)	114,900	5,435,919
Whirlpool Corp.	133,200	6,015,312
		11,451,231
Internet & Catalog Retail - 0.1%
Liberty Media Corp. - Interactive Series A (a)	92,900	492,370
Media - 1.5%
Comcast Corp. Class A (special) (non-vtg.)	870,400	12,777,472
Time Warner Cable, Inc.	49,300	1,588,939
		14,366,411
Multiline Retail - 1.2%
Macy's, Inc.	482,300	6,597,864
Target Corp.	121,900	5,029,594
		11,627,458
Specialty Retail - 2.8%
AutoZone, Inc. (a)	28,600	4,758,754
Best Buy Co., Inc.	123,500	4,739,930
Home Depot, Inc.	591,800	15,576,176
Sherwin-Williams Co.	33,500	1,897,440
		26,972,300
Textiles, Apparel & Luxury Goods - 0.5%
Polo Ralph Lauren Corp. Class A	95,600	5,147,104
TOTAL CONSUMER DISCRETIONARY		90,202,738
CONSUMER STAPLES - 8.9%
Beverages - 1.7%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	343,800	3,984,642
Dr Pepper Snapple Group, Inc. (a)	296,800	6,146,728
Molson Coors Brewing Co. Class B	147,800	5,653,350
		15,784,720
Food & Staples Retailing - 1.0%
CVS Caremark Corp.	312,100	9,918,538
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 3.0%
Archer Daniels Midland Co.	530,700	$ 13,065,834
Dean Foods Co. (a)	242,100	5,011,470
Kraft Foods, Inc. Class A	454,100	10,625,940
		28,703,244
Household Products - 1.9%
Energizer Holdings, Inc. (a)	85,700	4,910,610
Procter & Gamble Co.	262,900	12,997,776
		17,908,386
Tobacco - 1.3%
Altria Group, Inc.	411,100	6,713,263
Lorillard, Inc.	96,000	6,060,480
		12,773,743
TOTAL CONSUMER STAPLES		85,088,631
ENERGY - 16.6%
Energy Equipment & Services - 1.6%
Pride International, Inc. (a)	349,100	7,924,570
Transocean Ltd. (a)	115,700	7,807,436
		15,732,006
Oil, Gas & Consumable Fuels - 15.0%
Chesapeake Energy Corp.	329,800	6,500,358
Chevron Corp.	576,400	38,100,040
ConocoPhillips	144,000	5,904,000
Exxon Mobil Corp.	839,100	55,942,798
Foundation Coal Holdings, Inc.	238,500	3,873,240
Frontier Oil Corp.	363,500	4,620,085
Marathon Oil Corp.	488,600	14,511,420
Sunoco, Inc.	275,500	7,303,505
Tesoro Corp.	496,300	7,568,575
		144,324,021
TOTAL ENERGY		160,056,027
FINANCIALS - 21.5%
Capital Markets - 2.9%
Goldman Sachs Group, Inc.	153,400	19,711,900
Morgan Stanley	339,500	8,025,780
		27,737,680
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 4.6%
Associated Banc-Corp.	195,800	$ 3,029,026
PNC Financial Services Group, Inc.	246,400	9,782,080
TCF Financial Corp. (d)	371,200	5,163,392
Wells Fargo & Co.	1,332,600	26,665,326
		44,639,824
Diversified Financial Services - 6.5%
Bank of America Corp.	2,068,300	18,469,919
IntercontinentalExchange, Inc. (a)	54,800	4,800,480
JPMorgan Chase & Co.	1,178,900	38,903,700
		62,174,099
Insurance - 7.3%
ACE Ltd.	104,600	4,845,072
Axis Capital Holdings Ltd.	196,200	4,834,368
Berkshire Hathaway, Inc. Class B (a)	1,580	4,842,700
Everest Re Group Ltd.	80,900	6,038,376
Fidelity National Financial, Inc. Class A	304,300	5,516,959
Hartford Financial Services Group, Inc.	539,100	6,183,477
MetLife, Inc.	283,400	8,431,150
RenaissanceRe Holdings Ltd.	110,600	5,381,796
The Travelers Companies, Inc.	319,100	13,127,774
Unum Group	509,500	8,325,230
XL Capital Ltd. Class A	262,200	2,493,522
		70,020,424
Real Estate Investment Trusts - 0.2%
SL Green Realty Corp.	138,000	2,437,080
TOTAL FINANCIALS		207,009,107
HEALTH CARE - 12.6%
Biotechnology - 0.3%
Amgen, Inc. (a)	57,300	2,777,331
Health Care Equipment & Supplies - 1.8%
Cooper Companies, Inc.	177,400	5,100,250
Hospira, Inc. (a)	179,100	5,887,017
Inverness Medical Innovations, Inc. (a)	177,400	5,728,246
		16,715,513
Health Care Providers & Services - 2.9%
Health Management Associates, Inc. Class A (a)	1,092,400	5,101,508
Humana, Inc. (a)	186,400	5,364,592
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
LifePoint Hospitals, Inc. (a)	119,800	$ 3,096,830
Omnicare, Inc.	202,600	5,208,846
WellPoint, Inc. (a)	219,800	9,398,648
		28,170,424
Pharmaceuticals - 7.6%
Johnson & Johnson	315,400	16,514,344
Merck & Co., Inc.	164,300	3,982,632
Mylan, Inc. (a)(d)	561,400	7,438,550
Pfizer, Inc.	1,974,100	26,373,976
Watson Pharmaceuticals, Inc. (a)	177,100	5,479,474
Wyeth	319,600	13,551,040
		73,340,016
TOTAL HEALTH CARE		121,003,284
INDUSTRIALS - 8.8%
Aerospace & Defense - 4.1%
Goodrich Corp.	116,200	5,145,336
Honeywell International, Inc.	232,400	7,253,204
Northrop Grumman Corp.	159,000	7,687,650
Raytheon Co.	165,900	7,503,657
United Technologies Corp.	247,800	12,102,552
		39,692,399
Airlines - 0.5%
Delta Air Lines, Inc. (a)	844,200	5,208,714
Building Products - 0.6%
Owens Corning (a)	314,500	5,629,550
Electrical Equipment - 1.3%
Cooper Industries Ltd. Class A	186,200	6,105,498
Thomas & Betts Corp. (a)	189,600	5,900,352
		12,005,850
Industrial Conglomerates - 2.3%
General Electric Co.	1,754,500	22,194,425
TOTAL INDUSTRIALS		84,730,938
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 4.2%
Communications Equipment - 1.1%
Juniper Networks, Inc. (a)	206,800	$ 4,477,220
Tellabs, Inc. (a)	1,145,400	6,001,896
		10,479,116
Computers & Peripherals - 2.0%
Dell, Inc. (a)	464,300	5,395,166
EMC Corp. (a)	517,700	6,486,781
Hewlett-Packard Co.	205,900	7,408,282
		19,290,229
IT Services - 1.1%
Affiliated Computer Services, Inc. Class A (a)	110,700	5,355,666
Fidelity National Information Services, Inc.	273,300	4,878,405
		10,234,071
TOTAL INFORMATION TECHNOLOGY		40,003,416
MATERIALS - 4.6%
Chemicals - 2.1%
Ashland, Inc.	260,700	5,724,972
Dow Chemical Co.	398,900	6,382,400
Lubrizol Corp.	112,300	4,853,606
Terra Industries, Inc.	118,700	3,145,550
		20,106,528
Containers & Packaging - 1.6%
Owens-Illinois, Inc. (a)	206,000	5,024,340
Pactiv Corp. (a)	248,800	5,438,768
Rock-Tenn Co. Class A	123,000	4,644,480
		15,107,588
Metals & Mining - 0.9%
Nucor Corp.	134,800	5,485,012
Reliance Steel & Aluminum Co.	103,800	3,656,874
		9,141,886
TOTAL MATERIALS		44,356,002
TELECOMMUNICATION SERVICES - 6.4%
Diversified Telecommunication Services - 5.6%
AT&T, Inc.	1,043,262	26,728,372
Embarq Corp.	83,100	3,038,136
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Communications International, Inc.	2,000,300	$ 7,781,167
Verizon Communications, Inc.	524,000	15,898,160
		53,445,835
Wireless Telecommunication Services - 0.8%
Sprint Nextel Corp. (a)	1,858,700	8,103,932
TOTAL TELECOMMUNICATION SERVICES		61,549,767
UTILITIES - 6.1%
Electric Utilities - 2.5%
Entergy Corp.	86,100	5,576,697
Exelon Corp.	224,600	10,360,798
FirstEnergy Corp.	186,500	7,627,850
		23,565,345
Independent Power Producers & Energy Traders - 0.6%
AES Corp. (a)	308,600	2,181,802
NRG Energy, Inc. (a)	214,400	3,854,912
		6,036,714
Multi-Utilities - 3.0%
PG&E Corp.	324,400	12,041,728
Public Service Enterprise Group, Inc.	234,300	6,991,512
Sempra Energy	216,100	9,944,922
		28,978,162
TOTAL UTILITIES		58,580,221
TOTAL COMMON STOCKS (Cost $1,011,481,792)		952,580,131
Money Market Funds - 1.1%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (b)	1,968,842	$ 1,968,842
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	9,080,250	9,080,250
TOTAL MONEY MARKET FUNDS (Cost $11,049,092)		11,049,092
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,022,530,884)		963,629,223
NET OTHER ASSETS - (0.2)%		(2,093,929)
NET ASSETS - 100%		$ 961,535,294
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,348
Fidelity Securities Lending Cash Central Fund	15,153
Total	$ 23,501
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 963,629,223	$ 963,629,223	$ -	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $1,089,594,657. Net unrealized depreciation aggregated $125,965,434, of which $55,655,396 related to appreciated investment securities and $181,620,830 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Mid Cap Growth Fund

April 30, 2009

1.800347.105

MCG-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 20.5%
Auto Components - 1.0%
Johnson Controls, Inc.	90,000	$ 1,710,900
Hotels, Restaurants & Leisure - 4.7%
Royal Caribbean Cruises Ltd.	142,000	2,091,660
Starwood Hotels & Resorts Worldwide, Inc.	109,000	2,273,740
Wendy's/Arby's Group, Inc.	692,500	3,462,500
		7,827,900
Household Durables - 2.4%
Black & Decker Corp.	44,000	1,773,200
Mohawk Industries, Inc. (a)	47,800	2,261,418
		4,034,618
Media - 0.5%
The DIRECTV Group, Inc. (a)	34,000	840,820
Multiline Retail - 1.5%
Kohl's Corp. (a)	57,000	2,584,950
Specialty Retail - 6.9%
Abercrombie & Fitch Co. Class A	102,000	2,760,120
Best Buy Co., Inc.	77,600	2,978,288
Gamestop Corp. Class A (a)	85,000	2,563,600
Urban Outfitters, Inc. (a)	95,000	1,851,550
Zumiez, Inc. (a)	109,000	1,314,540
		11,468,098
Textiles, Apparel & Luxury Goods - 3.5%
Coach, Inc.	145,000	3,552,500
Polo Ralph Lauren Corp. Class A	42,000	2,261,280
		5,813,780
TOTAL CONSUMER DISCRETIONARY		34,281,066
CONSUMER STAPLES - 2.0%
Beverages - 2.0%
Heckmann Corp. (a)	636,300	3,353,301
ENERGY - 6.3%
Energy Equipment & Services - 2.9%
Dril-Quip, Inc. (a)	47,000	1,615,860
Helmerich & Payne, Inc.	55,500	1,710,510
Noble Corp.	59,600	1,628,868
		4,955,238
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 3.4%
Continental Resources, Inc. (a)	35,000	$ 817,250
Denbury Resources, Inc. (a)	91,700	1,492,876
Hess Corp.	30,500	1,671,095
Marathon Oil Corp.	56,000	1,663,200
		5,644,421
TOTAL ENERGY		10,599,659
FINANCIALS - 6.6%
Capital Markets - 1.0%
Greenhill & Co., Inc.	21,200	1,643,636
Diversified Financial Services - 4.0%
BM&F BOVESPA SA	425,000	1,749,011
CME Group, Inc.	7,000	1,549,450
IntercontinentalExchange, Inc. (a)	39,000	3,416,400
		6,714,861
Real Estate Investment Trusts - 0.6%
Host Hotels & Resorts, Inc.	122,100	938,949
Real Estate Management & Development - 1.0%
China Overseas Land & Investment Ltd.	950,000	1,654,629
TOTAL FINANCIALS		10,952,075
HEALTH CARE - 22.7%
Biotechnology - 2.1%
Dendreon Corp. (a)	39,500	837,400
Isis Pharmaceuticals, Inc. (a)	57,600	903,168
Vertex Pharmaceuticals, Inc. (a)	55,000	1,695,100
		3,435,668
Health Care Equipment & Supplies - 11.3%
ArthroCare Corp. (a)	1,214,438	9,776,226
Cyberonics, Inc. (a)	123,100	1,629,844
Edwards Lifesciences Corp. (a)	27,500	1,742,950
Masimo Corp. (a)	27,100	783,190
NuVasive, Inc. (a)	44,000	1,667,600
St. Jude Medical, Inc. (a)	73,500	2,463,720
Wright Medical Group, Inc. (a)	60,000	825,000
		18,888,530
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 0.5%
CardioNet, Inc. (a)	41,500	$ 861,125
Life Sciences Tools & Services - 7.4%
AMAG Pharmaceuticals, Inc. (a)	216,400	9,705,540
Illumina, Inc. (a)	45,500	1,699,425
QIAGEN NV (a)	56,900	937,712
		12,342,677
Pharmaceuticals - 1.4%
Allergan, Inc.	52,000	2,426,320
TOTAL HEALTH CARE		37,954,320
INDUSTRIALS - 13.6%
Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc.	46,000	2,445,360
Airlines - 1.1%
Allegiant Travel Co. (a)	36,900	1,920,276
Construction & Engineering - 1.4%
Quanta Services, Inc. (a)	99,600	2,263,908
Electrical Equipment - 2.5%
First Solar, Inc. (a)	10,000	1,872,900
Rockwell Automation, Inc.	73,500	2,321,865
		4,194,765
Industrial Conglomerates - 0.2%
Textron, Inc.	23,900	256,447
Machinery - 3.0%
AGCO Corp. (a)	67,000	1,628,100
Navistar International Corp. (a)	45,300	1,712,340
Toro Co. (d)	56,900	1,728,622
		5,069,062
Professional Services - 1.8%
IHS, Inc. Class A (a)	73,900	3,056,504
Road & Rail - 2.1%
Knight Transportation, Inc.	105,000	1,856,400
Old Dominion Freight Lines, Inc. (a)	59,000	1,660,850
		3,517,250
TOTAL INDUSTRIALS		22,723,572
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 22.3%
Communications Equipment - 2.9%
Corning, Inc.	105,100	$ 1,536,562
Juniper Networks, Inc. (a)	155,200	3,360,080
		4,896,642
Electronic Equipment & Components - 1.8%
BYD Co. Ltd. (H Shares)	700,000	1,838,940
Digital Ally, Inc. (a)(d)	569,596	1,065,145
		2,904,085
Internet Software & Services - 3.6%
Equinix, Inc. (a)	24,000	1,685,520
NetEase.com, Inc. sponsored ADR (a)	28,000	845,040
Omniture, Inc. (a)	211,900	2,610,608
Tencent Holdings Ltd.	97,000	857,346
		5,998,514
Semiconductors & Semiconductor Equipment - 8.6%
Broadcom Corp. Class A (a)	141,900	3,290,661
Marvell Technology Group Ltd. (a)	305,200	3,351,096
MEMC Electronic Materials, Inc. (a)	171,200	2,773,440
National Semiconductor Corp.	140,000	1,731,800
NVIDIA Corp. (a)	274,400	3,150,112
		14,297,109
Software - 5.4%
Activision Blizzard, Inc. (a)	165,000	1,777,050
Ansys, Inc. (a)	60,000	1,657,200
Autonomy Corp. PLC (a)	76,000	1,593,819
BMC Software, Inc. (a)	67,000	2,322,890
Electronic Arts, Inc. (a)	85,000	1,729,750
		9,080,709
TOTAL INFORMATION TECHNOLOGY		37,177,059
MATERIALS - 4.3%
Chemicals - 2.8%
Rockwood Holdings, Inc. (a)	87,700	1,078,710
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	52,300	1,647,973
Terra Industries, Inc.	71,400	1,892,100
		4,618,783
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 1.5%
Freeport-McMoRan Copper & Gold, Inc. Class B	40,000	$ 1,706,000
United States Steel Corp.	32,000	849,600
		2,555,600
TOTAL MATERIALS		7,174,383
TELECOMMUNICATION SERVICES - 1.4%
Wireless Telecommunication Services - 1.4%
Sprint Nextel Corp. (a)	522,500	2,278,100
TOTAL COMMON STOCKS (Cost $149,837,727)		166,493,535
Money Market Funds - 0.6%

Fidelity Cash Central Fund, 0.53% (b)	543,564	543,564
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	369,000	369,000
TOTAL MONEY MARKET FUNDS (Cost $912,564)		912,564
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $150,750,291)		167,406,099
NET OTHER ASSETS - (0.3)%		(455,970)
NET ASSETS - 100%		$ 166,950,129
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,628
Fidelity Securities Lending Cash Central Fund	22,821
Total	$ 27,449
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 167,406,099	$ 161,461,365	$ 5,944,734	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 1,479,150
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	250,850
Cost of Purchases	-
Proceeds of Sales	(1,730,000)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $154,769,095. Net unrealized appreciation aggregated $12,637,004, of which $20,876,022 related to appreciated investment securities and $8,239,018 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Mid Cap Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2009

1.847929.102

AMCG-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 20.5%
Auto Components - 1.0%
Johnson Controls, Inc.	90,000	$ 1,710,900
Hotels, Restaurants & Leisure - 4.7%
Royal Caribbean Cruises Ltd.	142,000	2,091,660
Starwood Hotels & Resorts Worldwide, Inc.	109,000	2,273,740
Wendy's/Arby's Group, Inc.	692,500	3,462,500
		7,827,900
Household Durables - 2.4%
Black & Decker Corp.	44,000	1,773,200
Mohawk Industries, Inc. (a)	47,800	2,261,418
		4,034,618
Media - 0.5%
The DIRECTV Group, Inc. (a)	34,000	840,820
Multiline Retail - 1.5%
Kohl's Corp. (a)	57,000	2,584,950
Specialty Retail - 6.9%
Abercrombie & Fitch Co. Class A	102,000	2,760,120
Best Buy Co., Inc.	77,600	2,978,288
Gamestop Corp. Class A (a)	85,000	2,563,600
Urban Outfitters, Inc. (a)	95,000	1,851,550
Zumiez, Inc. (a)	109,000	1,314,540
		11,468,098
Textiles, Apparel & Luxury Goods - 3.5%
Coach, Inc.	145,000	3,552,500
Polo Ralph Lauren Corp. Class A	42,000	2,261,280
		5,813,780
TOTAL CONSUMER DISCRETIONARY		34,281,066
CONSUMER STAPLES - 2.0%
Beverages - 2.0%
Heckmann Corp. (a)	636,300	3,353,301
ENERGY - 6.3%
Energy Equipment & Services - 2.9%
Dril-Quip, Inc. (a)	47,000	1,615,860
Helmerich & Payne, Inc.	55,500	1,710,510
Noble Corp.	59,600	1,628,868
		4,955,238
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 3.4%
Continental Resources, Inc. (a)	35,000	$ 817,250
Denbury Resources, Inc. (a)	91,700	1,492,876
Hess Corp.	30,500	1,671,095
Marathon Oil Corp.	56,000	1,663,200
		5,644,421
TOTAL ENERGY		10,599,659
FINANCIALS - 6.6%
Capital Markets - 1.0%
Greenhill & Co., Inc.	21,200	1,643,636
Diversified Financial Services - 4.0%
BM&F BOVESPA SA	425,000	1,749,011
CME Group, Inc.	7,000	1,549,450
IntercontinentalExchange, Inc. (a)	39,000	3,416,400
		6,714,861
Real Estate Investment Trusts - 0.6%
Host Hotels & Resorts, Inc.	122,100	938,949
Real Estate Management & Development - 1.0%
China Overseas Land & Investment Ltd.	950,000	1,654,629
TOTAL FINANCIALS		10,952,075
HEALTH CARE - 22.7%
Biotechnology - 2.1%
Dendreon Corp. (a)	39,500	837,400
Isis Pharmaceuticals, Inc. (a)	57,600	903,168
Vertex Pharmaceuticals, Inc. (a)	55,000	1,695,100
		3,435,668
Health Care Equipment & Supplies - 11.3%
ArthroCare Corp. (a)	1,214,438	9,776,226
Cyberonics, Inc. (a)	123,100	1,629,844
Edwards Lifesciences Corp. (a)	27,500	1,742,950
Masimo Corp. (a)	27,100	783,190
NuVasive, Inc. (a)	44,000	1,667,600
St. Jude Medical, Inc. (a)	73,500	2,463,720
Wright Medical Group, Inc. (a)	60,000	825,000
		18,888,530
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 0.5%
CardioNet, Inc. (a)	41,500	$ 861,125
Life Sciences Tools & Services - 7.4%
AMAG Pharmaceuticals, Inc. (a)	216,400	9,705,540
Illumina, Inc. (a)	45,500	1,699,425
QIAGEN NV (a)	56,900	937,712
		12,342,677
Pharmaceuticals - 1.4%
Allergan, Inc.	52,000	2,426,320
TOTAL HEALTH CARE		37,954,320
INDUSTRIALS - 13.6%
Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc.	46,000	2,445,360
Airlines - 1.1%
Allegiant Travel Co. (a)	36,900	1,920,276
Construction & Engineering - 1.4%
Quanta Services, Inc. (a)	99,600	2,263,908
Electrical Equipment - 2.5%
First Solar, Inc. (a)	10,000	1,872,900
Rockwell Automation, Inc.	73,500	2,321,865
		4,194,765
Industrial Conglomerates - 0.2%
Textron, Inc.	23,900	256,447
Machinery - 3.0%
AGCO Corp. (a)	67,000	1,628,100
Navistar International Corp. (a)	45,300	1,712,340
Toro Co. (d)	56,900	1,728,622
		5,069,062
Professional Services - 1.8%
IHS, Inc. Class A (a)	73,900	3,056,504
Road & Rail - 2.1%
Knight Transportation, Inc.	105,000	1,856,400
Old Dominion Freight Lines, Inc. (a)	59,000	1,660,850
		3,517,250
TOTAL INDUSTRIALS		22,723,572
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 22.3%
Communications Equipment - 2.9%
Corning, Inc.	105,100	$ 1,536,562
Juniper Networks, Inc. (a)	155,200	3,360,080
		4,896,642
Electronic Equipment & Components - 1.8%
BYD Co. Ltd. (H Shares)	700,000	1,838,940
Digital Ally, Inc. (a)(d)	569,596	1,065,145
		2,904,085
Internet Software & Services - 3.6%
Equinix, Inc. (a)	24,000	1,685,520
NetEase.com, Inc. sponsored ADR (a)	28,000	845,040
Omniture, Inc. (a)	211,900	2,610,608
Tencent Holdings Ltd.	97,000	857,346
		5,998,514
Semiconductors & Semiconductor Equipment - 8.6%
Broadcom Corp. Class A (a)	141,900	3,290,661
Marvell Technology Group Ltd. (a)	305,200	3,351,096
MEMC Electronic Materials, Inc. (a)	171,200	2,773,440
National Semiconductor Corp.	140,000	1,731,800
NVIDIA Corp. (a)	274,400	3,150,112
		14,297,109
Software - 5.4%
Activision Blizzard, Inc. (a)	165,000	1,777,050
Ansys, Inc. (a)	60,000	1,657,200
Autonomy Corp. PLC (a)	76,000	1,593,819
BMC Software, Inc. (a)	67,000	2,322,890
Electronic Arts, Inc. (a)	85,000	1,729,750
		9,080,709
TOTAL INFORMATION TECHNOLOGY		37,177,059
MATERIALS - 4.3%
Chemicals - 2.8%
Rockwood Holdings, Inc. (a)	87,700	1,078,710
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	52,300	1,647,973
Terra Industries, Inc.	71,400	1,892,100
		4,618,783
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 1.5%
Freeport-McMoRan Copper & Gold, Inc. Class B	40,000	$ 1,706,000
United States Steel Corp.	32,000	849,600
		2,555,600
TOTAL MATERIALS		7,174,383
TELECOMMUNICATION SERVICES - 1.4%
Wireless Telecommunication Services - 1.4%
Sprint Nextel Corp. (a)	522,500	2,278,100
TOTAL COMMON STOCKS (Cost $149,837,727)		166,493,535
Money Market Funds - 0.6%

Fidelity Cash Central Fund, 0.53% (b)	543,564	543,564
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	369,000	369,000
TOTAL MONEY MARKET FUNDS (Cost $912,564)		912,564
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $150,750,291)		167,406,099
NET OTHER ASSETS - (0.3)%		(455,970)
NET ASSETS - 100%		$ 166,950,129
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,628
Fidelity Securities Lending Cash Central Fund	22,821
Total	$ 27,449
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 167,406,099	$ 161,461,365	$ 5,944,734	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 1,479,150
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	250,850
Cost of Purchases	-
Proceeds of Sales	(1,730,000)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $154,769,095. Net unrealized appreciation aggregated $12,637,004, of which $20,876,022 related to appreciated investment securities and $8,239,018 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Mid Cap Value Fund

April 30, 2009

1.800359.105

MCV-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 15.6%
Auto Components - 0.6%
Federal-Mogul Corp. Class A (a)	210,802	$ 2,339,902
Hotels, Restaurants & Leisure - 2.3%
Brinker International, Inc.	159,500	2,826,340
Darden Restaurants, Inc.	51,900	1,918,743
Wyndham Worldwide Corp.	404,700	4,726,896
		9,471,979
Household Durables - 2.3%
Mohawk Industries, Inc. (a)	86,500	4,092,315
Whirlpool Corp.	120,300	5,432,748
		9,525,063
Internet & Catalog Retail - 0.8%
Liberty Media Corp. - Interactive Series A (a)	637,400	3,378,220
Leisure Equipment & Products - 0.6%
Hasbro, Inc.	100,200	2,671,332
Media - 1.9%
Discovery Communications, Inc. Class C (a)	221,600	3,882,432
Interpublic Group of Companies, Inc. (a)	570,200	3,569,452
Time Warner Cable, Inc.	18,500	596,255
		8,048,139
Multiline Retail - 1.0%
Macy's, Inc.	315,200	4,311,936
Specialty Retail - 2.9%
AutoNation, Inc. (a)(d)	172,100	3,047,891
Gymboree Corp. (a)	61,600	2,119,040
RadioShack Corp.	196,500	2,766,720
Sherwin-Williams Co.	14,000	792,960
Signet Jewelers Ltd. (d)	217,600	3,453,312
		12,179,923
Textiles, Apparel & Luxury Goods - 3.2%
Coach, Inc.	92,200	2,258,900
Fossil, Inc. (a)	106,200	2,140,992
Hanesbrands, Inc. (a)	243,000	3,999,780
Phillips-Van Heusen Corp.	108,200	3,141,046
Polo Ralph Lauren Corp. Class A	38,400	2,067,456
		13,608,174
TOTAL CONSUMER DISCRETIONARY		65,534,668
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 7.9%
Beverages - 3.0%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	242,800	$ 2,814,052
Dr Pepper Snapple Group, Inc. (a)	298,860	6,189,391
Molson Coors Brewing Co. Class B	96,100	3,675,825
		12,679,268
Food Products - 2.7%
Bunge Ltd.	88,300	4,239,283
Dean Foods Co. (a)	214,100	4,431,870
Del Monte Foods Co.	350,300	2,644,765
		11,315,918
Household Products - 0.8%
Energizer Holdings, Inc. (a)	54,500	3,122,850
Tobacco - 1.4%
Lorillard, Inc.	95,800	6,047,854
TOTAL CONSUMER STAPLES		33,165,890
ENERGY - 6.1%
Energy Equipment & Services - 3.5%
Helmerich & Payne, Inc.	67,100	2,068,022
Nabors Industries Ltd. (a)	272,600	4,146,246
Oil States International, Inc. (a)	155,600	2,940,840
Pride International, Inc. (a)	124,300	2,821,610
Tidewater, Inc.	64,900	2,806,925
		14,783,643
Oil, Gas & Consumable Fuels - 2.6%
Alpha Natural Resources, Inc. (a)	103,700	2,123,776
Foundation Coal Holdings, Inc.	99,900	1,622,376
Frontier Oil Corp.	151,200	1,921,752
Sunoco, Inc.	93,000	2,465,430
Tesoro Corp.	170,600	2,601,650
		10,734,984
TOTAL ENERGY		25,518,627
FINANCIALS - 26.1%
Capital Markets - 3.0%
Ameriprise Financial, Inc.	158,700	4,181,745
Investment Technology Group, Inc. (a)	90,700	2,066,146
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
MF Global Ltd. (a)	616,600	$ 3,761,260
Raymond James Financial, Inc. (d)	154,600	2,425,674
		12,434,825
Commercial Banks - 5.3%
Associated Banc-Corp.	233,600	3,613,792
BancorpSouth, Inc. (d)	197,900	4,601,175
City National Corp.	71,600	2,620,560
Comerica, Inc.	219,900	4,613,502
Cullen/Frost Bankers, Inc.	65,100	3,065,559
TCF Financial Corp. (d)	269,600	3,750,136
		22,264,724
Diversified Financial Services - 0.6%
The NASDAQ Stock Market, Inc. (a)	125,800	2,419,134
Insurance - 11.7%
Allied World Assurance Co. Holdings Ltd.	94,200	3,498,588
Aon Corp.	101,700	4,291,740
Assurant, Inc.	119,300	2,915,692
Axis Capital Holdings Ltd.	178,000	4,385,920
CNA Financial Corp.	182,700	2,186,919
Endurance Specialty Holdings Ltd.	124,500	3,256,920
Everest Re Group Ltd.	49,300	3,679,752
Fidelity National Financial, Inc. Class A	230,800	4,184,404
Lincoln National Corp.	304,900	3,427,076
PartnerRe Ltd.	50,700	3,457,233
RenaissanceRe Holdings Ltd.	65,100	3,167,766
Unum Group	394,800	6,451,032
W.R. Berkley Corp.	131,300	3,139,383
XL Capital Ltd. Class A	123,200	1,171,632
		49,214,057
Real Estate Investment Trusts - 5.5%
Annaly Capital Management, Inc.	325,800	4,584,006
Digital Realty Trust, Inc.	91,600	3,298,516
HRPT Properties Trust (SBI)	758,700	3,269,997
ProLogis Trust	231,700	2,110,787
Public Storage	62,600	4,185,436
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
SL Green Realty Corp. (d)	167,400	$ 2,956,284
Vornado Realty Trust	49,809	2,435,162
		22,840,188
TOTAL FINANCIALS		109,172,928
HEALTH CARE - 4.9%
Health Care Equipment & Supplies - 1.2%
Cooper Companies, Inc.	85,700	2,463,875
Inverness Medical Innovations, Inc. (a)	78,800	2,544,452
		5,008,327
Health Care Providers & Services - 2.0%
Community Health Systems, Inc. (a)	121,300	2,770,492
Humana, Inc. (a)	99,500	2,863,610
Omnicare, Inc.	108,600	2,792,106
		8,426,208
Pharmaceuticals - 1.7%
Endo Pharmaceuticals Holdings, Inc. (a)	84,600	1,399,284
Mylan, Inc. (a)(d)	234,000	3,100,500
Watson Pharmaceuticals, Inc. (a)	85,800	2,654,652
		7,154,436
TOTAL HEALTH CARE		20,588,971
INDUSTRIALS - 7.8%
Aerospace & Defense - 2.4%
Alliant Techsystems, Inc. (a)	36,500	2,907,225
Goodrich Corp.	81,800	3,622,104
Precision Castparts Corp.	47,500	3,555,850
		10,085,179
Airlines - 0.6%
Delta Air Lines, Inc. (a)	427,558	2,638,033
Building Products - 0.9%
Owens Corning (a)	201,500	3,606,850
Electrical Equipment - 1.7%
Cooper Industries Ltd. Class A	85,200	2,793,708
Thomas & Betts Corp. (a)	131,300	4,086,056
		6,879,764
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.5%
Textron, Inc.	198,000	$ 2,124,540
Machinery - 1.7%
Navistar International Corp. (a)	94,200	3,560,760
Toro Co. (d)	122,000	3,706,360
		7,267,120
TOTAL INDUSTRIALS		32,601,486
INFORMATION TECHNOLOGY - 7.9%
Communications Equipment - 1.6%
ADC Telecommunications, Inc. (a)	198,800	1,463,168
Tellabs, Inc. (a)	770,900	4,039,516
ViaSat, Inc. (a)	47,178	1,084,622
		6,587,306
Computers & Peripherals - 1.6%
NCR Corp. (a)	202,800	2,058,420
QLogic Corp. (a)	190,200	2,697,036
Western Digital Corp. (a)	90,500	2,128,560
		6,884,016
Electronic Equipment & Components - 0.7%
Jabil Circuit, Inc.	363,700	2,945,970
Internet Software & Services - 0.4%
IAC/InterActiveCorp (a)	90,700	1,453,014
IT Services - 2.6%
Affiliated Computer Services, Inc. Class A (a)	83,500	4,039,730
Computer Sciences Corp. (a)	108,800	4,021,248
Fidelity National Information Services, Inc.	158,400	2,827,440
		10,888,418
Software - 1.0%
Sybase, Inc. (a)	64,600	2,193,816
Symantec Corp. (a)	115,300	1,988,925
		4,182,741
TOTAL INFORMATION TECHNOLOGY		32,941,465
MATERIALS - 7.7%
Chemicals - 2.8%
Ashland, Inc.	197,400	4,334,904
CF Industries Holdings, Inc.	26,100	1,880,505
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Lubrizol Corp.	88,100	$ 3,807,682
Terra Industries, Inc.	62,500	1,656,250
		11,679,341
Construction Materials - 0.7%
Eagle Materials, Inc.	77,300	2,148,940
Martin Marietta Materials, Inc.	12,200	1,025,166
		3,174,106
Containers & Packaging - 3.5%
Owens-Illinois, Inc. (a)	207,200	5,053,608
Pactiv Corp. (a)	185,900	4,063,774
Rock-Tenn Co. Class A	54,962	2,075,365
Sealed Air Corp.	186,500	3,554,690
		14,747,437
Metals & Mining - 0.7%
Reliance Steel & Aluminum Co.	81,300	2,864,199
TOTAL MATERIALS		32,465,083
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
CenturyTel, Inc.	75,700	2,055,255
Embarq Corp.	55,500	2,029,080
Qwest Communications International, Inc.	763,300	2,969,237
		7,053,572
UTILITIES - 13.2%
Electric Utilities - 2.7%
Allegheny Energy, Inc.	81,000	2,099,520
Edison International	119,500	3,406,945
NV Energy, Inc.	270,000	2,767,500
Pinnacle West Capital Corp.	112,400	3,077,512
		11,351,477
Gas Utilities - 0.9%
Energen Corp.	110,600	3,994,872
Independent Power Producers & Energy Traders - 1.7%
AES Corp. (a)	544,900	3,852,443
NRG Energy, Inc. (a)	171,500	3,083,570
		6,936,013
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 7.9%
CenterPoint Energy, Inc.	184,000	$ 1,957,760
CMS Energy Corp.	340,200	4,089,204
NSTAR	94,600	2,971,386
OGE Energy Corp.	116,000	2,982,360
PG&E Corp.	222,500	8,259,200
Sempra Energy	171,700	7,901,634
Wisconsin Energy Corp.	118,700	4,743,252
		32,904,796
TOTAL UTILITIES		55,187,158
TOTAL COMMON STOCKS (Cost $414,353,022)		414,229,848
Money Market Funds - 5.0%

Fidelity Cash Central Fund, 0.53% (b)	2,750,561	2,750,561
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	18,201,425	18,201,425
TOTAL MONEY MARKET FUNDS (Cost $20,951,986)		20,951,986
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $435,305,008)		435,181,834
NET OTHER ASSETS - (3.9)%		(16,339,925)
NET ASSETS - 100%		$ 418,841,909
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,737
Fidelity Securities Lending Cash Central Fund	32,227
Total	$ 34,964
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 435,181,834	$ 435,181,834	$ -	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $443,886,358. Net unrealized depreciation aggregated $8,704,524, of which $41,513,464 related to appreciated investment securities and $50,217,988 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Mid Cap Value Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2009

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity Mid Cap Value Fund

1.847930.102

AMCV-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 15.6%
Auto Components - 0.6%
Federal-Mogul Corp. Class A (a)	210,802	$ 2,339,902
Hotels, Restaurants & Leisure - 2.3%
Brinker International, Inc.	159,500	2,826,340
Darden Restaurants, Inc.	51,900	1,918,743
Wyndham Worldwide Corp.	404,700	4,726,896
		9,471,979
Household Durables - 2.3%
Mohawk Industries, Inc. (a)	86,500	4,092,315
Whirlpool Corp.	120,300	5,432,748
		9,525,063
Internet & Catalog Retail - 0.8%
Liberty Media Corp. - Interactive Series A (a)	637,400	3,378,220
Leisure Equipment & Products - 0.6%
Hasbro, Inc.	100,200	2,671,332
Media - 1.9%
Discovery Communications, Inc. Class C (a)	221,600	3,882,432
Interpublic Group of Companies, Inc. (a)	570,200	3,569,452
Time Warner Cable, Inc.	18,500	596,255
		8,048,139
Multiline Retail - 1.0%
Macy's, Inc.	315,200	4,311,936
Specialty Retail - 2.9%
AutoNation, Inc. (a)(d)	172,100	3,047,891
Gymboree Corp. (a)	61,600	2,119,040
RadioShack Corp.	196,500	2,766,720
Sherwin-Williams Co.	14,000	792,960
Signet Jewelers Ltd. (d)	217,600	3,453,312
		12,179,923
Textiles, Apparel & Luxury Goods - 3.2%
Coach, Inc.	92,200	2,258,900
Fossil, Inc. (a)	106,200	2,140,992
Hanesbrands, Inc. (a)	243,000	3,999,780
Phillips-Van Heusen Corp.	108,200	3,141,046
Polo Ralph Lauren Corp. Class A	38,400	2,067,456
		13,608,174
TOTAL CONSUMER DISCRETIONARY		65,534,668
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 7.9%
Beverages - 3.0%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	242,800	$ 2,814,052
Dr Pepper Snapple Group, Inc. (a)	298,860	6,189,391
Molson Coors Brewing Co. Class B	96,100	3,675,825
		12,679,268
Food Products - 2.7%
Bunge Ltd.	88,300	4,239,283
Dean Foods Co. (a)	214,100	4,431,870
Del Monte Foods Co.	350,300	2,644,765
		11,315,918
Household Products - 0.8%
Energizer Holdings, Inc. (a)	54,500	3,122,850
Tobacco - 1.4%
Lorillard, Inc.	95,800	6,047,854
TOTAL CONSUMER STAPLES		33,165,890
ENERGY - 6.1%
Energy Equipment & Services - 3.5%
Helmerich & Payne, Inc.	67,100	2,068,022
Nabors Industries Ltd. (a)	272,600	4,146,246
Oil States International, Inc. (a)	155,600	2,940,840
Pride International, Inc. (a)	124,300	2,821,610
Tidewater, Inc.	64,900	2,806,925
		14,783,643
Oil, Gas & Consumable Fuels - 2.6%
Alpha Natural Resources, Inc. (a)	103,700	2,123,776
Foundation Coal Holdings, Inc.	99,900	1,622,376
Frontier Oil Corp.	151,200	1,921,752
Sunoco, Inc.	93,000	2,465,430
Tesoro Corp.	170,600	2,601,650
		10,734,984
TOTAL ENERGY		25,518,627
FINANCIALS - 26.1%
Capital Markets - 3.0%
Ameriprise Financial, Inc.	158,700	4,181,745
Investment Technology Group, Inc. (a)	90,700	2,066,146
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
MF Global Ltd. (a)	616,600	$ 3,761,260
Raymond James Financial, Inc. (d)	154,600	2,425,674
		12,434,825
Commercial Banks - 5.3%
Associated Banc-Corp.	233,600	3,613,792
BancorpSouth, Inc. (d)	197,900	4,601,175
City National Corp.	71,600	2,620,560
Comerica, Inc.	219,900	4,613,502
Cullen/Frost Bankers, Inc.	65,100	3,065,559
TCF Financial Corp. (d)	269,600	3,750,136
		22,264,724
Diversified Financial Services - 0.6%
The NASDAQ Stock Market, Inc. (a)	125,800	2,419,134
Insurance - 11.7%
Allied World Assurance Co. Holdings Ltd.	94,200	3,498,588
Aon Corp.	101,700	4,291,740
Assurant, Inc.	119,300	2,915,692
Axis Capital Holdings Ltd.	178,000	4,385,920
CNA Financial Corp.	182,700	2,186,919
Endurance Specialty Holdings Ltd.	124,500	3,256,920
Everest Re Group Ltd.	49,300	3,679,752
Fidelity National Financial, Inc. Class A	230,800	4,184,404
Lincoln National Corp.	304,900	3,427,076
PartnerRe Ltd.	50,700	3,457,233
RenaissanceRe Holdings Ltd.	65,100	3,167,766
Unum Group	394,800	6,451,032
W.R. Berkley Corp.	131,300	3,139,383
XL Capital Ltd. Class A	123,200	1,171,632
		49,214,057
Real Estate Investment Trusts - 5.5%
Annaly Capital Management, Inc.	325,800	4,584,006
Digital Realty Trust, Inc.	91,600	3,298,516
HRPT Properties Trust (SBI)	758,700	3,269,997
ProLogis Trust	231,700	2,110,787
Public Storage	62,600	4,185,436
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
SL Green Realty Corp. (d)	167,400	$ 2,956,284
Vornado Realty Trust	49,809	2,435,162
		22,840,188
TOTAL FINANCIALS		109,172,928
HEALTH CARE - 4.9%
Health Care Equipment & Supplies - 1.2%
Cooper Companies, Inc.	85,700	2,463,875
Inverness Medical Innovations, Inc. (a)	78,800	2,544,452
		5,008,327
Health Care Providers & Services - 2.0%
Community Health Systems, Inc. (a)	121,300	2,770,492
Humana, Inc. (a)	99,500	2,863,610
Omnicare, Inc.	108,600	2,792,106
		8,426,208
Pharmaceuticals - 1.7%
Endo Pharmaceuticals Holdings, Inc. (a)	84,600	1,399,284
Mylan, Inc. (a)(d)	234,000	3,100,500
Watson Pharmaceuticals, Inc. (a)	85,800	2,654,652
		7,154,436
TOTAL HEALTH CARE		20,588,971
INDUSTRIALS - 7.8%
Aerospace & Defense - 2.4%
Alliant Techsystems, Inc. (a)	36,500	2,907,225
Goodrich Corp.	81,800	3,622,104
Precision Castparts Corp.	47,500	3,555,850
		10,085,179
Airlines - 0.6%
Delta Air Lines, Inc. (a)	427,558	2,638,033
Building Products - 0.9%
Owens Corning (a)	201,500	3,606,850
Electrical Equipment - 1.7%
Cooper Industries Ltd. Class A	85,200	2,793,708
Thomas & Betts Corp. (a)	131,300	4,086,056
		6,879,764
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.5%
Textron, Inc.	198,000	$ 2,124,540
Machinery - 1.7%
Navistar International Corp. (a)	94,200	3,560,760
Toro Co. (d)	122,000	3,706,360
		7,267,120
TOTAL INDUSTRIALS		32,601,486
INFORMATION TECHNOLOGY - 7.9%
Communications Equipment - 1.6%
ADC Telecommunications, Inc. (a)	198,800	1,463,168
Tellabs, Inc. (a)	770,900	4,039,516
ViaSat, Inc. (a)	47,178	1,084,622
		6,587,306
Computers & Peripherals - 1.6%
NCR Corp. (a)	202,800	2,058,420
QLogic Corp. (a)	190,200	2,697,036
Western Digital Corp. (a)	90,500	2,128,560
		6,884,016
Electronic Equipment & Components - 0.7%
Jabil Circuit, Inc.	363,700	2,945,970
Internet Software & Services - 0.4%
IAC/InterActiveCorp (a)	90,700	1,453,014
IT Services - 2.6%
Affiliated Computer Services, Inc. Class A (a)	83,500	4,039,730
Computer Sciences Corp. (a)	108,800	4,021,248
Fidelity National Information Services, Inc.	158,400	2,827,440
		10,888,418
Software - 1.0%
Sybase, Inc. (a)	64,600	2,193,816
Symantec Corp. (a)	115,300	1,988,925
		4,182,741
TOTAL INFORMATION TECHNOLOGY		32,941,465
MATERIALS - 7.7%
Chemicals - 2.8%
Ashland, Inc.	197,400	4,334,904
CF Industries Holdings, Inc.	26,100	1,880,505
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Lubrizol Corp.	88,100	$ 3,807,682
Terra Industries, Inc.	62,500	1,656,250
		11,679,341
Construction Materials - 0.7%
Eagle Materials, Inc.	77,300	2,148,940
Martin Marietta Materials, Inc.	12,200	1,025,166
		3,174,106
Containers & Packaging - 3.5%
Owens-Illinois, Inc. (a)	207,200	5,053,608
Pactiv Corp. (a)	185,900	4,063,774
Rock-Tenn Co. Class A	54,962	2,075,365
Sealed Air Corp.	186,500	3,554,690
		14,747,437
Metals & Mining - 0.7%
Reliance Steel & Aluminum Co.	81,300	2,864,199
TOTAL MATERIALS		32,465,083
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
CenturyTel, Inc.	75,700	2,055,255
Embarq Corp.	55,500	2,029,080
Qwest Communications International, Inc.	763,300	2,969,237
		7,053,572
UTILITIES - 13.2%
Electric Utilities - 2.7%
Allegheny Energy, Inc.	81,000	2,099,520
Edison International	119,500	3,406,945
NV Energy, Inc.	270,000	2,767,500
Pinnacle West Capital Corp.	112,400	3,077,512
		11,351,477
Gas Utilities - 0.9%
Energen Corp.	110,600	3,994,872
Independent Power Producers & Energy Traders - 1.7%
AES Corp. (a)	544,900	3,852,443
NRG Energy, Inc. (a)	171,500	3,083,570
		6,936,013
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 7.9%
CenterPoint Energy, Inc.	184,000	$ 1,957,760
CMS Energy Corp.	340,200	4,089,204
NSTAR	94,600	2,971,386
OGE Energy Corp.	116,000	2,982,360
PG&E Corp.	222,500	8,259,200
Sempra Energy	171,700	7,901,634
Wisconsin Energy Corp.	118,700	4,743,252
		32,904,796
TOTAL UTILITIES		55,187,158
TOTAL COMMON STOCKS (Cost $414,353,022)		414,229,848
Money Market Funds - 5.0%

Fidelity Cash Central Fund, 0.53% (b)	2,750,561	2,750,561
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	18,201,425	18,201,425
TOTAL MONEY MARKET FUNDS (Cost $20,951,986)		20,951,986
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $435,305,008)		435,181,834
NET OTHER ASSETS - (3.9)%		(16,339,925)
NET ASSETS - 100%		$ 418,841,909
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,737
Fidelity Securities Lending Cash Central Fund	32,227
Total	$ 34,964
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 435,181,834	$ 435,181,834	$ -	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $443,886,358. Net unrealized depreciation aggregated $8,704,524, of which $41,513,464 related to appreciated investment securities and $50,217,988 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Series All-Sector
Equity Fund

April 30, 2009

1.884778.101

ASE-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
CONSUMER DISCRETIONARY - 9.2%
Auto Components - 0.5%
BorgWarner, Inc.	166,500	$ 4,820,175
Gentex Corp.	516,200	6,901,594
Johnson Controls, Inc.	743,100	14,126,331
		25,848,100
Automobiles - 0.1%
Toyota Motor Corp. sponsored ADR	86,600	6,855,256
Distributors - 0.4%
Li & Fung Ltd.	6,594,000	18,525,270
Diversified Consumer Services - 0.1%
Regis Corp.	194,237	3,717,696
Service Corp. International	86,200	390,486
Sotheby's Class A (ltd. vtg.)	197,100	2,288,331
		6,396,513
Hotels, Restaurants & Leisure - 1.3%
Burger King Holdings, Inc.	259,200	4,235,328
McDonald's Corp.	776,400	41,374,356
Royal Caribbean Cruises Ltd.	355,100	5,230,623
Starwood Hotels & Resorts Worldwide, Inc.	374,600	7,814,156
Wendy's/Arby's Group, Inc.	417,300	2,086,500
		60,740,963
Household Durables - 0.6%
Centex Corp.	40,211	439,908
D.R. Horton, Inc.	226,700	2,958,435
Mohawk Industries, Inc. (a)	218,400	10,332,504
Newell Rubbermaid, Inc.	540,700	5,650,315
Pulte Homes, Inc.	125,500	1,444,505
Whirlpool Corp.	207,753	9,382,125
		30,207,792
Internet & Catalog Retail - 0.2%
Expedia, Inc. (a)	431,000	5,865,910
Priceline.com, Inc. (a)(d)	47,500	4,611,775
		10,477,685
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	160,200	4,270,932
Media - 2.8%
Central European Media Enterprises Ltd. Class A (a)(d)	275,200	4,516,032
Comcast Corp.:
Class A	1,893,600	29,275,056
Class A (special) (non-vtg.)	410,000	6,018,800
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Discovery Communications, Inc. (a)	243,700	$ 4,627,863
Interpublic Group of Companies, Inc. (a)	587,300	3,676,498
Liberty Global, Inc. Class A (a)	283,600	4,676,564
The DIRECTV Group, Inc. (a)	1,058,000	26,164,340
The Walt Disney Co.	1,365,000	29,893,500
Time Warner Cable, Inc.	452,433	14,581,916
Viacom, Inc. Class B (non-vtg.) (a)	584,600	11,247,704
		134,678,273
Multiline Retail - 0.7%
Kohl's Corp. (a)	101,184	4,588,694
Target Corp.	672,000	27,726,720
		32,315,414
Specialty Retail - 2.2%
Home Depot, Inc.	1,106,600	29,125,712
Lowe's Companies, Inc.	1,258,900	27,066,350
MarineMax, Inc. (a)	103,111	469,155
Ross Stores, Inc.	170,500	6,468,770
Sally Beauty Holdings, Inc. (a)	520,601	3,852,447
Sherwin-Williams Co.	5,000	283,200
Staples, Inc.	574,400	11,844,128
Tiffany & Co., Inc.	158,500	4,586,990
TJX Companies, Inc.	555,800	15,545,726
Urban Outfitters, Inc. (a)	194,000	3,781,060
Zumiez, Inc. (a)	297,900	3,592,674
		106,616,212
Textiles, Apparel & Luxury Goods - 0.2%
Carter's, Inc. (a)	191,300	4,089,994
LVMH Moet Hennessy - Louis Vuitton	60,400	4,558,919
Ports Design Ltd.	1,120,000	1,700,791
		10,349,704
TOTAL CONSUMER DISCRETIONARY		447,282,114
CONSUMER STAPLES - 12.0%
Beverages - 3.8%
Anheuser-Busch InBev NV	578,320	17,698,961
Coca-Cola Enterprises, Inc.	660,800	11,273,248
Coca-Cola FEMSA SAB de CV sponsored ADR	71,700	2,820,678
Coca-Cola Icecek AS	307,246	1,449,591
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	25,696	$ 1,448,740
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,352,115	15,671,013
Diageo PLC sponsored ADR	149,265	7,142,330
Dr Pepper Snapple Group, Inc. (a)	222,786	4,613,898
Embotelladora Andina SA sponsored ADR	175,300	2,699,620
Fomento Economico Mexicano SAB de CV sponsored ADR	47,900	1,356,049
Molson Coors Brewing Co. Class B	526,500	20,138,625
Pepsi Bottling Group, Inc.	95,470	2,985,347
PepsiCo, Inc.	906,600	45,112,416
Pernod Ricard SA	62,954	3,717,524
Pernod Ricard SA rights 4/29/09 (a)	76,800	327,798
The Coca-Cola Co.	1,066,000	45,891,300
		184,347,138
Food & Staples Retailing - 2.9%
Costco Wholesale Corp.	188,700	9,170,820
CVS Caremark Corp.	1,614,059	51,294,795
Kroger Co.	364,800	7,886,976
Safeway, Inc.	817,941	16,154,335
Wal-Mart Stores, Inc.	777,403	39,181,111
Walgreen Co.	465,737	14,638,114
		138,326,151
Food Products - 1.9%
Archer Daniels Midland Co.	399,155	9,827,196
Bunge Ltd.	29,700	1,425,897
Cadbury PLC sponsored ADR	47,517	1,429,787
General Mills, Inc.	385,488	19,540,387
Green Mountain Coffee Roasters, Inc. (a)(d)	167,059	12,080,036
Kraft Foods, Inc. Class A	130,144	3,045,370
Nestle SA (Reg.) (d)	657,698	21,433,172
SLC Agricola SA	210,000	1,430,760
Tyson Foods, Inc. Class A	419,400	4,420,476
Unilever NV (NY Shares)	873,500	17,286,565
Viterra, Inc. (a)	184,100	1,342,275
		93,261,921
Household Products - 2.0%
Colgate-Palmolive Co.	305,067	17,998,953
Procter & Gamble Co.	1,615,207	79,855,834
		97,854,787
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.2%
Avon Products, Inc.	360,320	$ 8,200,883
Mead Johnson Nutrition Co. Class A	88,300	2,494,475
		10,695,358
Tobacco - 1.2%
Altria Group, Inc.	951,449	15,537,162
British American Tobacco PLC sponsored ADR	508,234	24,710,337
Philip Morris International, Inc.	367,216	13,293,219
Souza Cruz Industria Comerico	67,000	1,427,650
		54,968,368
TOTAL CONSUMER STAPLES		579,453,723
ENERGY - 11.6%
Energy Equipment & Services - 3.4%
Atwood Oceanics, Inc. (a)	292,256	6,523,154
BJ Services Co.	820,000	11,389,800
Global Industries Ltd. (a)	391,100	2,530,417
Halliburton Co.	218,200	4,412,004
Helmerich & Payne, Inc.	249,200	7,680,344
Nabors Industries Ltd. (a)	874,200	13,296,582
National Oilwell Varco, Inc. (a)	1,078,600	32,660,008
Noble Corp.	788,141	21,539,894
Pride International, Inc. (a)	414,400	9,406,880
Seadrill Ltd.	508,100	5,422,008
Smith International, Inc.	298,400	7,713,640
Weatherford International Ltd. (a)	2,375,200	39,499,576
		162,074,307
Oil, Gas & Consumable Fuels - 8.2%
Apache Corp.	133,600	9,734,096
Berry Petroleum Co. Class A	3,800	62,624
Cabot Oil & Gas Corp.	51,300	1,548,747
Canadian Natural Resources Ltd.	869,600	40,089,416
Chesapeake Energy Corp.	293,191	5,778,795
Chevron Corp.	532,100	35,171,810
Comstock Resources, Inc. (a)	141,994	4,893,113
Concho Resources, Inc. (a)	1,193,800	32,733,996
Continental Resources, Inc. (a)(d)	427,600	9,984,460
Denbury Resources, Inc. (a)	895,300	14,575,484
El Paso Corp.	2,656,179	18,327,635
Energy Resources of Australia Ltd.	173,356	2,634,385
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EXCO Resources, Inc. (a)	1,172,100	$ 13,807,338
Hess Corp.	240,953	13,201,815
Marathon Oil Corp.	442,900	13,154,130
Occidental Petroleum Corp.	236,400	13,306,956
OPTI Canada, Inc. (a)	91,400	147,833
Petro-Canada	214,500	6,769,805
Petrohawk Energy Corp. (a)	2,226,700	52,550,120
Plains Exploration & Production Co. (a)	1,037,600	19,579,512
Quicksilver Resources, Inc. (a)(d)	593,001	4,821,098
Range Resources Corp.	130,790	5,227,676
SandRidge Energy, Inc. (a)	169,500	1,383,120
Southern Union Co.	52,500	835,275
Southwestern Energy Co. (a)	921,700	33,052,162
StatoilHydro ASA sponsored ADR	395,300	7,352,580
Suncor Energy, Inc.	607,700	15,293,720
Ultra Petroleum Corp. (a)	405,097	17,338,152
Uranium One, Inc. (a)	313,100	865,896
		394,221,749
TOTAL ENERGY		556,296,056
FINANCIALS - 11.2%
Capital Markets - 1.3%
BlackRock, Inc. Class A	40,700	5,963,364
GFI Group, Inc.	140,200	572,016
Goldman Sachs Group, Inc.	374,500	48,123,250
Janus Capital Group, Inc.	148,068	1,485,122
Northern Trust Corp.	44,500	2,419,020
State Street Corp.	153,000	5,221,890
		63,784,662
Commercial Banks - 2.7%
Bangkok Bank Ltd. PCL (For. Reg.)	1,589,000	3,861,606
Comerica, Inc.	91,200	1,913,376
DnB Nor ASA	278,800	1,735,057
KeyCorp	221,700	1,363,455
PNC Financial Services Group, Inc.	833,159	33,076,412
Standard Chartered PLC (United Kingdom)	410,700	6,350,861
TCF Financial Corp.	285,900	3,976,869
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp, Delaware	1,743,300	$ 31,762,926
Wells Fargo & Co.	2,384,890	47,721,649
		131,762,211
Consumer Finance - 0.6%
American Express Co.	432,500	10,907,650
Capital One Financial Corp.	943,102	15,787,527
Discover Financial Services	306,700	2,493,471
		29,188,648
Diversified Financial Services - 3.2%
Bank of America Corp.	2,625,959	23,449,814
BM&F BOVESPA SA	604,800	2,488,946
CIT Group, Inc.	50,100	111,222
CME Group, Inc.	32,900	7,282,415
Deutsche Boerse AG	27,100	1,983,317
Hong Kong Exchange & Clearing Ltd.	51,400	592,045
IntercontinentalExchange, Inc. (a)	20,200	1,769,520
JPMorgan Chase & Co.	3,444,000	113,652,000
		151,329,279
Insurance - 2.7%
ACE Ltd.	430,400	19,936,128
AFLAC, Inc.	29,100	840,699
Allstate Corp.	435,000	10,148,550
Everest Re Group Ltd.	21,400	1,597,296
Fidelity National Financial, Inc. Class A	210,900	3,823,617
Hartford Financial Services Group, Inc.	186,700	2,141,449
Marsh & McLennan Companies, Inc.	267,100	5,633,139
MetLife, Inc.	651,073	19,369,422
PartnerRe Ltd.	44,000	3,000,360
Principal Financial Group, Inc.	86,100	1,406,874
Prudential Financial, Inc.	186,400	5,383,232
Sony Financial Holdings, Inc.	3,101	9,758,919
The Travelers Companies, Inc.	785,400	32,311,356
Unum Group	326,500	5,335,010
W.R. Berkley Corp.	66,100	1,580,451
XL Capital Ltd. Class A	924,900	8,795,799
		131,062,301
Real Estate Investment Trusts - 0.6%
Developers Diversified Realty Corp.	79,667	329,025
Duke Realty LP	558,000	5,451,660
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Potlatch Corp.	38,900	$ 1,144,049
ProLogis Trust	1,511,700	13,771,587
Simon Property Group, Inc.	31,600	1,630,560
SL Green Realty Corp.	47,800	844,148
Vornado Realty Trust	128,006	6,258,213
		29,429,242
Real Estate Management & Development - 0.1%
China Overseas Land & Investment Ltd.	722,000	1,257,518
Forestar Group, Inc. (a)	124,262	1,598,009
Hang Lung Properties Ltd.	1,050,000	2,949,133
		5,804,660
TOTAL FINANCIALS		542,361,003
HEALTH CARE - 13.7%
Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc. (a)	50,000	1,671,000
Amgen, Inc. (a)	317,100	15,369,837
Biogen Idec, Inc. (a)	430,179	20,794,853
Genzyme Corp. (a)	170,300	9,082,099
Gilead Sciences, Inc. (a)	593,168	27,167,094
Myriad Genetics, Inc. (a)	147,914	5,737,584
ONYX Pharmaceuticals, Inc. (a)	127,635	3,305,747
United Therapeutics Corp. (a)	56,595	3,554,732
		86,682,946
Health Care Equipment & Supplies - 2.2%
Baxter International, Inc.	523,800	25,404,300
Boston Scientific Corp. (a)	506,400	4,258,824
C.R. Bard, Inc.	181,604	13,008,295
Cooper Companies, Inc.	215,746	6,202,698
Covidien Ltd.	787,762	25,980,391
Edwards Lifesciences Corp. (a)	143,400	9,088,692
ev3, Inc. (a)	142,319	1,189,787
Mako Surgical Corp. (a)	222,643	1,491,708
Masimo Corp. (a)	149,334	4,315,753
Medtronic, Inc.	102,500	3,280,000
Orthofix International NV (a)	36,320	619,256
Quidel Corp. (a)	280,228	3,261,854
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	788,000	$ 1,482,910
St. Jude Medical, Inc. (a)	228,729	7,666,996
		107,251,464
Health Care Providers & Services - 2.1%
CardioNet, Inc. (a)	87,500	1,815,625
CIGNA Corp.	340,336	6,708,023
Community Health Systems, Inc. (a)	274,600	6,271,864
Express Scripts, Inc. (a)	319,500	20,438,415
Henry Schein, Inc. (a)	125,187	5,137,674
Medco Health Solutions, Inc. (a)	711,350	30,979,293
UnitedHealth Group, Inc.	862,682	20,290,281
WellPoint, Inc. (a)	160,151	6,848,057
		98,489,232
Health Care Technology - 0.3%
HLTH Corp. (a)	1,406,224	15,468,464
Life Sciences Tools & Services - 0.8%
Illumina, Inc. (a)	314,051	11,729,805
Life Technologies Corp. (a)	221,279	8,253,707
Millipore Corp. (a)	77,189	4,561,870
QIAGEN NV (a)	521,184	8,589,112
Waters Corp. (a)	68,800	3,038,896
		36,173,390
Pharmaceuticals - 6.5%
Abbott Laboratories	908,257	38,010,555
Allergan, Inc.	664,398	31,000,811
Bristol-Myers Squibb Co.	482,552	9,264,998
Cadence Pharmaceuticals, Inc. (a)	109,835	1,111,530
Elan Corp. PLC sponsored ADR (a)	284,600	1,681,986
Johnson & Johnson	923,921	48,376,504
King Pharmaceuticals, Inc. (a)	323,800	2,551,544
Merck & Co., Inc.	1,191,272	28,876,433
Novo Nordisk AS Series B	159,000	7,564,954
Perrigo Co.	73,278	1,899,366
Pfizer, Inc.	3,616,600	48,317,776
Pronova BioPharma ASA (a)	94,300	236,517
Roche Holding AG (participation certificate)	54,994	6,933,148
Schering-Plough Corp.	1,344,267	30,945,026
Teva Pharmaceutical Industries Ltd. sponsored ADR	60,900	2,672,901
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Valeant Pharmaceuticals International (a)(d)	25,415	$ 425,955
Wyeth	1,226,106	51,986,894
		311,856,898
TOTAL HEALTH CARE		655,922,394
INDUSTRIALS - 10.4%
Aerospace & Defense - 1.8%
General Dynamics Corp.	105,100	5,430,517
Honeywell International, Inc.	614,800	19,187,908
Lockheed Martin Corp.	286,700	22,514,551
Raytheon Co.	366,100	16,558,703
The Boeing Co.	190,000	7,609,500
United Technologies Corp.	310,800	15,179,472
		86,480,651
Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc.	549,500	29,211,420
FedEx Corp.	181,900	10,179,124
United Parcel Service, Inc. Class B	591,600	30,964,344
		70,354,888
Airlines - 0.0%
AMR Corp. (a)	251,100	1,195,236
Building Products - 0.1%
Masco Corp.	585,500	5,187,530
Commercial Services & Supplies - 0.3%
Stericycle, Inc. (a)	325,353	15,317,619
Construction & Engineering - 0.4%
MYR Group, Inc. (a)	57,900	863,289
Quanta Services, Inc. (a)	781,100	17,754,403
		18,617,692
Electrical Equipment - 0.9%
Alstom SA	185,400	11,554,307
Cooper Industries Ltd. Class A	179,505	5,885,969
Energy Conversion Devices, Inc. (a)	152,200	2,797,436
Regal-Beloit Corp.	106,815	4,339,893
Renewable Energy Corp. AS (a)(d)	760,300	6,867,115
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Sunpower Corp.:
Class A (a)	69,100	$ 1,891,958
Class B (a)	427,271	10,835,593
		44,172,271
Industrial Conglomerates - 2.1%
General Electric Co.	5,511,834	69,724,700
Siemens AG sponsored ADR	172,800	11,565,504
Textron, Inc.	1,204,095	12,919,939
Tyco International Ltd.	242,900	5,771,304
		99,981,447
Machinery - 2.5%
Cummins, Inc.	659,300	22,416,200
Danaher Corp.	548,800	32,071,872
Deere & Co.	474,500	19,577,870
Eaton Corp.	376,200	16,477,560
Flowserve Corp.	17,600	1,195,040
Illinois Tool Works, Inc.	109,900	3,604,720
Ingersoll-Rand Co. Ltd. Class A	193,400	4,210,318
Navistar International Corp. (a)	210,386	7,952,591
PACCAR, Inc.	183,560	6,505,366
Parker Hannifin Corp.	11,700	530,595
Toro Co.	129,015	3,919,476
Trinity Industries, Inc.	75,000	1,095,750
Vallourec SA	20,800	2,272,872
		121,830,230
Professional Services - 0.2%
Manpower, Inc.	154,100	6,640,169
Monster Worldwide, Inc. (a)	181,000	2,497,800
		9,137,969
Road & Rail - 0.6%
CSX Corp.	163,800	4,846,842
Union Pacific Corp.	451,000	22,162,140
		27,008,982
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.0%
GATX Corp.	38,600	$ 1,162,246
WESCO International, Inc. (a)	19,900	517,400
		1,679,646
TOTAL INDUSTRIALS		500,964,161
INFORMATION TECHNOLOGY - 17.7%
Communications Equipment - 2.9%
Alcatel-Lucent SA sponsored ADR (a)	3,365,200	8,413,000
Ciena Corp. (a)	1,233,473	14,740,002
Juniper Networks, Inc. (a)	2,591,152	56,098,441
QUALCOMM, Inc.	831,099	35,172,110
Sycamore Networks, Inc. (a)	4,414,921	13,024,017
Tellabs, Inc. (a)	1,237,600	6,485,024
ZTE Corp. (H Shares)	1,259,440	4,246,061
		138,178,655
Computers & Peripherals - 1.1%
Acer, Inc.	761,000	1,453,969
Apple, Inc. (a)	108,100	13,602,223
Dell, Inc. (a)	910,100	10,575,362
SanDisk Corp. (a)	1,574,475	24,750,747
Seagate Technology	383,629	3,130,413
		53,512,714
IT Services - 0.0%
Visa, Inc.	29,000	1,883,840
Semiconductors & Semiconductor Equipment - 10.8%
Advanced Semiconductor Engineering, Inc. sponsored ADR (d)	1,097,200	3,324,516
Amkor Technology, Inc. (a)	699,993	3,016,970
Analog Devices, Inc.	1,632,000	34,728,960
Applied Materials, Inc.	3,754,849	45,846,706
Applied Micro Circuits Corp. (a)	101,000	550,450
ARM Holdings PLC sponsored ADR	591,500	3,140,865
ASML Holding NV (NY Shares)	3,568,999	75,484,329
ATMI, Inc. (a)	405,888	6,408,972
Brooks Automation, Inc. (a)	1,290,331	8,025,859
Cirrus Logic, Inc. (a)	561,829	2,612,505
Cymer, Inc. (a)	207,996	5,909,166
Global Unichip Corp.	342,000	1,563,163
Globe Specialty Metals, Inc. (Reg. S) (a)	413,108	1,428,527
Himax Technologies, Inc. sponsored ADR	381,000	1,032,510
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Inotera Memories, Inc. (a)	11,853,000	$ 6,220,113
Intel Corp.	3,438,516	54,259,782
Intersil Corp. Class A	474,100	5,499,560
KLA-Tencor Corp.	418,386	11,606,028
Kulicke & Soffa Industries, Inc. (a)	194,684	778,736
Lam Research Corp. (a)	585,972	16,336,899
Macronix International Co. Ltd.	2,299,000	956,712
Marvell Technology Group Ltd. (a)	2,912,000	31,973,760
Mattson Technology, Inc. (a)	246,522	283,500
MediaTek, Inc.	653,000	6,788,887
Micron Technology, Inc. (a)	7,570,700	36,945,016
Monolithic Power Systems, Inc. (a)	114,029	2,109,537
Novellus Systems, Inc. (a)	854,449	15,431,349
NVIDIA Corp. (a)	1,379,600	15,837,808
Photronics, Inc. (a)	185,405	309,626
PMC-Sierra, Inc. (a)	324,800	2,572,416
Richtek Technology Corp.	706,000	3,563,496
Samsung Electronics Co. Ltd.	83,009	38,451,762
Skyworks Solutions, Inc. (a)	1,801,600	15,926,144
Taiwan Semiconductor Manufacturing Co. Ltd.	3,365,000	5,692,415
Tokyo Electron Ltd.	844,600	38,633,003
Varian Semiconductor Equipment Associates, Inc. (a)	177,600	4,544,784
Verigy Ltd. (a)	791,300	8,704,300
Volterra Semiconductor Corp. (a)	77,110	885,994
		517,385,125
Software - 2.9%
BMC Software, Inc. (a)	320,700	11,118,669
Citrix Systems, Inc. (a)	121,500	3,466,395
Electronic Arts, Inc. (a)	140,700	2,863,245
Microsoft Corp.	5,927,370	120,088,514
		137,536,823
TOTAL INFORMATION TECHNOLOGY		848,497,157
MATERIALS - 3.0%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	179,400	11,822,460
Airgas, Inc.	142,400	6,140,288
Albemarle Corp.	297,800	7,986,996
CF Industries Holdings, Inc.	19,300	1,390,565
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Dow Chemical Co.	415,400	$ 6,646,400
E.I. du Pont de Nemours & Co.	480,800	13,414,320
Ecolab, Inc.	11,400	439,470
FMC Corp.	70,600	3,440,338
Monsanto Co.	332,365	28,214,465
Praxair, Inc.	44,300	3,305,223
Solutia, Inc. (a)	204,600	769,296
Terra Industries, Inc.	76,800	2,035,200
		85,605,021
Containers & Packaging - 0.6%
Ball Corp.	95,100	3,587,172
Crown Holdings, Inc. (a)	122,460	2,700,243
Owens-Illinois, Inc. (a)	200,800	4,897,512
Rock-Tenn Co. Class A	150,900	5,697,984
Sealed Air Corp.	203,225	3,873,469
Temple-Inland, Inc.	720,900	8,607,546
		29,363,926
Metals & Mining - 0.5%
Agnico-Eagle Mines Ltd. (Canada)	130,400	5,764,593
Commercial Metals Co.	251,000	3,734,880
Freeport-McMoRan Copper & Gold, Inc. Class B	14,400	614,160
Impala Platinum Holdings Ltd.	40,600	775,975
Ivanhoe Mines Ltd. (a)	168,800	1,083,602
Newcrest Mining Ltd.	177,283	3,859,340
Nucor Corp.	105,400	4,288,726
United States Steel Corp.	29,800	791,190
Yamana Gold, Inc.	607,600	4,766,089
		25,678,555
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	126,600	4,463,916
TOTAL MATERIALS		145,111,418
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	2,098,599	53,766,106
Embarq Corp.	151,498	5,538,767
Verizon Communications, Inc.	2,556,000	77,549,040
		136,853,913
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	273,827	$ 8,696,746
Clearwire Corp. Class A (a)(d)	953,100	5,280,174
MetroPCS Communications, Inc. (a)	174,900	2,989,041
Sprint Nextel Corp. (a)	1,249,500	5,447,820
		22,413,781
TOTAL TELECOMMUNICATION SERVICES		159,267,694
UTILITIES - 3.9%
Electric Utilities - 2.2%
Allegheny Energy, Inc.	286,900	7,436,448
American Electric Power Co., Inc.	907,100	23,929,298
Entergy Corp.	139,600	9,041,892
Exelon Corp.	393,021	18,130,059
FirstEnergy Corp.	446,783	18,273,425
FPL Group, Inc.	308,800	16,610,352
PPL Corp.	402,400	12,035,784
		105,457,258
Gas Utilities - 0.1%
EQT Corp.	55,300	1,859,739
Questar Corp.	145,500	4,324,260
		6,183,999
Independent Power Producers & Energy Traders - 0.4%
AES Corp. (a)	526,397	3,721,627
Calpine Corp. (a)	59,900	485,789
Constellation Energy Group, Inc.	332,002	7,994,608
Dynegy, Inc. Class A (a)	269,900	480,422
NRG Energy, Inc. (a)	279,800	5,030,804
		17,713,250
Multi-Utilities - 1.2%
CenterPoint Energy, Inc.	1,214,573	12,923,057
CMS Energy Corp.	611,700	7,352,634
OGE Energy Corp.	125,127	3,217,015
PG&E Corp.	312,000	11,581,440
Public Service Enterprise Group, Inc.	277,257	8,273,349
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy	179,000	$ 8,237,580
TECO Energy, Inc.	478,161	5,063,725
		56,648,800
TOTAL UTILITIES		186,003,307
TOTAL COMMON STOCKS (Cost $4,305,275,645)		4,621,159,027
Convertible Preferred Stocks - 0.6%

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SandRidge Energy, Inc. 8.50% (a)(e)	10,200	1,170,144
FINANCIALS - 0.5%
Commercial Banks - 0.2%
Huntington Bancshares, Inc. 8.50%	3,900	1,989,000
Wells Fargo & Co. 7.50%	13,800	8,528,400
		10,517,400
Diversified Financial Services - 0.3%
Bank of America Corp. Series L, 7.25%	16,500	9,528,750
CIT Group, Inc. Series C, 8.75%	10,950	166,669
Citigroup, Inc. Series T, 6.50%	128,698	4,062,031
		13,757,450
TOTAL FINANCIALS		24,274,850
MATERIALS - 0.1%
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	53,200	3,668,193
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $27,266,680)		29,113,187
Nonconvertible Bonds - 0.1%
	Principal Amount	Value
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Elan Finance PLC/Elan Finance Corp.:
5.2344% 11/15/11 (g)	$ 465,000	$ 392,925
7.75% 11/15/11	50,000	44,250
Roche Holdings, Inc. 6% 3/1/19 (e)	2,335,000	2,427,826
		2,865,001
TOTAL NONCONVERTIBLE BONDS (Cost $2,684,412)		2,865,001
U.S. Treasury Obligations - 0.3%

U.S. Treasury Bills, yield at date of purchase 0.04% to 0.31% 5/7/09 to 6/4/09 (f) (Cost $14,298,717)	14,300,000	14,299,681
Money Market Funds - 4.6%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	183,104,199	183,104,199
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	40,715,536	40,715,536
TOTAL MONEY MARKET FUNDS (Cost $223,819,735)		223,819,735
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.15%, dated 4/30/09 due 5/1/09 (Collateralized by U.S. Government Obligations) # (Cost $8,000)	$ 8,000	8,000
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $4,573,353,189)		4,891,264,631
NET OTHER ASSETS - (1.7)%		(83,597,680)
NET ASSETS - 100%		$ 4,807,666,951
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
857 CME E-mini S&P 500 Index Contracts	June 2009	$ 37,279,500	$ 207,821
TOTAL EQUITY INDEX CONTRACTS		$ 37,279,500	$ 207,821

The face value of futures purchased as a percentage of net assets - 0.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,597,970 or 0.1% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,809,934.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$8,000 due 5/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 1,419
Barclays Capital, Inc.	227
Credit Suisse Securities (USA) LLC	295
Deutsche Bank Securities, Inc.	2,996
HSBC Securities (USA), Inc.	2,270
Mizuho Securities USA, Inc.	227
Societe Generale, New York Branch	566
$ 8,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 270,390
Fidelity Securities Lending Cash Central Fund	135,335
Total	$ 405,725
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 4,891,264,631	$ 4,649,250,725	$ 242,013,906	$ -
Other Financial Instruments*	$ 207,821	$ 207,821	$ -	$ -
* Other financial instruments include Futures Contracts.
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $4,650,965,801. Net unrealized appreciation aggregated $240,298,830, of which $471,731,818 related to appreciated investment securities and $231,432,988 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Series Large Cap
Value Fund

April 30, 2009

1.884765.101

LPV-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 9.3%
Hotels, Restaurants & Leisure - 1.0%
Brinker International, Inc.	704,900	$ 12,490,828
Darden Restaurants, Inc.	332,200	12,281,434
McDonald's Corp.	297,900	15,875,091
Wyndham Worldwide Corp.	1,250,192	14,602,243
		55,249,596
Household Durables - 1.0%
D.R. Horton, Inc.	1,120,215	14,618,806
Leggett & Platt, Inc.	307,000	4,408,520
Mohawk Industries, Inc. (a)	388,200	18,365,742
Whirlpool Corp.	418,800	18,913,008
		56,306,076
Internet & Catalog Retail - 0.1%
Liberty Media Corp. - Interactive Series A (a)	530,153	2,809,811
Media - 4.0%
Cablevision Systems Corp. - NY Group Class A	3,259,100	55,926,156
Comcast Corp. Class A (special) (non-vtg.)	6,231,100	91,472,548
The DIRECTV Group, Inc. (a)	1,173,200	29,013,236
Time Warner Cable, Inc.	389,506	12,553,778
Time Warner, Inc.	1,516,166	33,097,904
		222,063,622
Multiline Retail - 0.6%
Macy's, Inc.	1,322,200	18,087,696
Target Corp.	376,300	15,526,138
		33,613,834
Specialty Retail - 2.3%
AutoZone, Inc. (a)	84,300	14,026,677
Best Buy Co., Inc.	362,600	13,916,588
Home Depot, Inc.	2,828,800	74,454,016
Sherwin-Williams Co.	91,130	5,161,603
Staples, Inc.	1,000,800	20,636,496
		128,195,380
Textiles, Apparel & Luxury Goods - 0.3%
Polo Ralph Lauren Corp. Class A	262,900	14,154,536
TOTAL CONSUMER DISCRETIONARY		512,392,855
CONSUMER STAPLES - 9.5%
Beverages - 2.5%
Anheuser-Busch InBev NV	1,357,400	41,541,999
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Constellation Brands, Inc. Class A (sub. vtg.) (a)	922,100	$ 10,687,139
Dr Pepper Snapple Group, Inc. (a)	858,700	17,783,677
Molson Coors Brewing Co. Class B	398,674	15,249,281
The Coca-Cola Co.	1,267,800	54,578,790
		139,840,886
Food & Staples Retailing - 2.0%
CVS Caremark Corp.	2,245,700	71,368,346
Wal-Mart Stores, Inc.	722,500	36,414,000
		107,782,346
Food Products - 2.6%
Archer Daniels Midland Co.	1,460,300	35,952,586
Dean Foods Co. (a)	676,000	13,993,200
Kraft Foods, Inc. Class A	2,973,400	69,577,560
Sara Lee Corp.	3,063,200	25,485,824
		145,009,170
Household Products - 0.9%
Energizer Holdings, Inc. (a)	229,504	13,150,579
Procter & Gamble Co.	739,700	36,570,768
		49,721,347
Tobacco - 1.5%
Altria Group, Inc.	1,157,981	18,909,830
Lorillard, Inc.	985,900	62,239,867
		81,149,697
TOTAL CONSUMER STAPLES		523,503,446
ENERGY - 15.8%
Energy Equipment & Services - 1.5%
BJ Services Co.	1,130,900	15,708,201
Pride International, Inc. (a)	974,000	22,109,800
Transocean Ltd. (a)	699,300	47,188,764
		85,006,765
Oil, Gas & Consumable Fuels - 14.3%
Anadarko Petroleum Corp.	536,500	23,101,690
BP PLC sponsored ADR	564,300	23,960,178
Canadian Natural Resources Ltd.	417,100	19,228,721
Chesapeake Energy Corp.	2,100,510	41,401,052
Chevron Corp.	1,610,684	106,466,212
ConocoPhillips	2,170,955	89,009,155
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Exxon Mobil Corp.	3,539,800	$ 235,998,468
Foundation Coal Holdings, Inc.	669,900	10,879,176
Frontier Oil Corp.	990,000	12,582,900
Hess Corp.	382,100	20,935,259
Marathon Oil Corp.	2,292,400	68,084,280
Petro-Canada	1,115,400	35,202,987
Royal Dutch Shell PLC Class A sponsored ADR	496,200	22,666,416
Sunoco, Inc.	1,226,600	32,517,166
Tesoro Corp.	1,382,600	21,084,650
Total SA sponsored ADR	403,300	20,052,076
Valero Energy Corp.	357,335	7,089,526
		790,259,912
TOTAL ENERGY		875,266,677
FINANCIALS - 21.2%
Capital Markets - 4.2%
Ameriprise Financial, Inc.	147,600	3,889,260
Bank of New York Mellon Corp.	1,424,000	36,283,520
Credit Suisse Group sponsored ADR	450,200	17,233,656
Goldman Sachs Group, Inc.	949,430	122,001,755
Invesco Ltd.	1,878,367	27,649,562
Morgan Stanley	916,400	21,663,696
Nomura Holdings, Inc. sponsored ADR (d)	534,900	3,214,749
		231,936,198
Commercial Banks - 3.9%
Associated Banc-Corp.	537,100	8,308,937
PNC Financial Services Group, Inc.	1,187,403	47,139,899
Sumitomo Mitsui Financial Group, Inc.	442,500	15,350,311
TCF Financial Corp. (d)	1,028,400	14,305,044
Wells Fargo & Co.	6,552,996	131,125,450
		216,229,641
Consumer Finance - 0.1%
Discover Financial Services	473,065	3,846,018
Diversified Financial Services - 5.4%
Bank of America Corp.	7,413,035	66,198,403
IntercontinentalExchange, Inc. (a)	150,700	13,201,320
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.	6,238,086	$ 205,856,838
NYSE Euronext	628,400	14,560,028
		299,816,589
Insurance - 7.3%
ACE Ltd.	293,919	13,614,328
Assurant, Inc.	545,300	13,327,132
Axis Capital Holdings Ltd.	552,200	13,606,208
Berkshire Hathaway, Inc. Class B (a)	12,881	39,480,265
Everest Re Group Ltd.	614,666	45,878,670
Fidelity National Financial, Inc. Class A	826,100	14,977,193
Hartford Financial Services Group, Inc.	1,602,200	18,377,234
Marsh & McLennan Companies, Inc.	597,400	12,599,166
MetLife, Inc.	1,613,900	48,013,525
RenaissanceRe Holdings Ltd.	889,400	43,278,204
The Travelers Companies, Inc.	1,830,832	75,320,428
Unum Group	1,421,300	23,224,042
XL Capital Ltd. Class A	4,216,403	40,097,993
		401,794,388
Real Estate Investment Trusts - 0.3%
Duke Realty LP	1,154,600	11,280,442
SL Green Realty Corp.	371,480	6,560,337
		17,840,779
TOTAL FINANCIALS		1,171,463,613
HEALTH CARE - 12.2%
Biotechnology - 0.2%
Amgen, Inc. (a)	171,600	8,317,452
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp. (a)	3,088,700	25,975,967
Cooper Companies, Inc.	494,400	14,214,000
Hospira, Inc. (a)	491,660	16,160,864
Inverness Medical Innovations, Inc. (a)	481,500	15,547,635
		71,898,466
Health Care Providers & Services - 2.0%
Express Scripts, Inc. (a)	266,500	17,048,005
Health Management Associates, Inc. Class A (a)	3,064,200	14,309,814
Humana, Inc. (a)	518,500	14,922,430
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
LifePoint Hospitals, Inc. (a)	330,300	$ 8,538,255
Medco Health Solutions, Inc. (a)	372,600	16,226,730
Omnicare, Inc.	566,855	14,573,842
WellPoint, Inc. (a)	616,600	26,365,816
		111,984,892
Life Sciences Tools & Services - 0.3%
Waters Corp. (a)	423,235	18,694,290
Pharmaceuticals - 8.4%
Bristol-Myers Squibb Co.	275,100	5,281,920
Johnson & Johnson	902,945	47,278,200
Merck & Co., Inc.	2,899,300	70,279,032
Mylan, Inc. (a)(d)	1,569,800	20,799,850
Pfizer, Inc.	16,857,400	225,214,864
Sanofi-Aventis sponsored ADR (d)	465,600	13,372,032
Schering-Plough Corp.	1,321,000	30,409,420
Watson Pharmaceuticals, Inc. (a)	495,000	15,315,300
Wyeth	894,988	37,947,491
		465,898,109
TOTAL HEALTH CARE		676,793,209
INDUSTRIALS - 6.9%
Aerospace & Defense - 2.9%
Goodrich Corp.	339,600	15,037,488
Honeywell International, Inc.	669,000	20,879,490
Northrop Grumman Corp.	1,016,122	49,129,499
Raytheon Co.	462,305	20,910,055
United Technologies Corp.	1,067,500	52,136,700
		158,093,232
Air Freight & Logistics - 0.3%
FedEx Corp.	282,900	15,831,084
Airlines - 0.3%
Delta Air Lines, Inc. (a)	2,322,000	14,326,740
Building Products - 0.2%
Owens Corning (a)	679,900	12,170,210
Electrical Equipment - 0.6%
Cooper Industries Ltd. Class A	523,100	17,152,449
Thomas & Betts Corp. (a)	513,500	15,980,120
		33,132,569
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 2.5%
General Electric Co.	8,462,941	$ 107,056,204
Siemens AG sponsored ADR	247,500	16,565,175
Textron, Inc.	1,570,567	16,852,184
		140,473,563
Machinery - 0.1%
Navistar International Corp. (a)	62,500	2,362,500
TOTAL INDUSTRIALS		376,389,898
INFORMATION TECHNOLOGY - 5.8%
Communications Equipment - 1.3%
Cisco Systems, Inc. (a)	1,070,300	20,678,196
Juniper Networks, Inc. (a)	1,620,614	35,086,293
Tellabs, Inc. (a)	3,124,300	16,371,332
		72,135,821
Computers & Peripherals - 1.8%
Dell, Inc. (a)	3,767,278	43,775,770
EMC Corp. (a)	1,423,700	17,838,961
Hewlett-Packard Co.	589,300	21,203,014
Seagate Technology	1,951,500	15,924,240
		98,741,985
Internet Software & Services - 1.3%
eBay, Inc. (a)	1,633,500	26,903,745
IAC/InterActiveCorp (a)	1,628,800	26,093,376
VeriSign, Inc. (a)	991,900	20,413,302
		73,410,423
IT Services - 0.5%
Affiliated Computer Services, Inc. Class A (a)	311,111	15,051,550
Fidelity National Information Services, Inc.	768,000	13,708,800
		28,760,350
Semiconductors & Semiconductor Equipment - 0.9%
Lam Research Corp. (a)	235,200	6,557,376
Maxim Integrated Products, Inc.	1,410,500	19,112,275
MEMC Electronic Materials, Inc. (a)	831,900	13,476,780
Micron Technology, Inc. (a)	1,897,753	9,261,035
		48,407,466
TOTAL INFORMATION TECHNOLOGY		321,456,045
Common Stocks - continued
	Shares	Value
MATERIALS - 4.8%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	256,900	$ 16,929,710
Ashland, Inc.	732,800	16,092,288
Dow Chemical Co.	2,176,700	34,827,200
Lubrizol Corp.	312,000	13,484,640
Terra Industries, Inc.	366,200	9,704,300
The Mosaic Co.	482,600	19,521,170
		110,559,308
Containers & Packaging - 1.0%
Owens-Illinois, Inc. (a)	1,124,300	27,421,677
Pactiv Corp. (a)	728,800	15,931,568
Rock-Tenn Co. Class A	335,440	12,666,214
		56,019,459
Metals & Mining - 1.8%
Freeport-McMoRan Copper & Gold, Inc. Class B	790,200	33,702,030
Goldcorp, Inc.	836,800	22,875,689
Nucor Corp.	377,400	15,356,406
Reliance Steel & Aluminum Co.	723,300	25,481,859
		97,415,984
TOTAL MATERIALS		263,994,751
TELECOMMUNICATION SERVICES - 7.7%
Diversified Telecommunication Services - 5.6%
AT&T, Inc.	6,078,786	155,738,497
Embarq Corp.	234,300	8,566,008
Qwest Communications International, Inc. (d)	11,462,500	44,589,125
Verizon Communications, Inc.	3,368,383	102,196,740
		311,090,370
Wireless Telecommunication Services - 2.1%
Sprint Nextel Corp. (a)	19,211,071	83,760,270
Vodafone Group PLC sponsored ADR	1,724,000	31,635,400
		115,395,670
TOTAL TELECOMMUNICATION SERVICES		426,486,040
UTILITIES - 5.1%
Electric Utilities - 3.0%
Allegheny Energy, Inc.	1,625,700	42,138,144
Entergy Corp.	234,500	15,188,565
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Exelon Corp.	1,704,334	$ 78,620,927
FirstEnergy Corp.	523,402	21,407,142
FPL Group, Inc.	180,700	9,719,853
		167,074,631
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	972,700	6,876,989
NRG Energy, Inc. (a)	591,500	10,635,170
		17,512,159
Multi-Utilities - 1.8%
OGE Energy Corp.	799,800	20,562,858
PG&E Corp.	907,800	33,697,536
Public Service Enterprise Group, Inc.	657,400	19,616,816
Sempra Energy	594,794	27,372,420
		101,249,630
TOTAL UTILITIES		285,836,420
TOTAL COMMON STOCKS (Cost $5,208,852,993)		5,433,582,954
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 0.53% (b)	133,905,993	133,905,993
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	30,307,050	30,307,050
TOTAL MONEY MARKET FUNDS (Cost $164,213,043)		164,213,043
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $5,373,066,036)		5,597,795,997
NET OTHER ASSETS - (1.3)%		(72,790,171)
NET ASSETS - 100%		$ 5,525,005,826
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 162,190
Fidelity Securities Lending Cash Central Fund	73,748
Total	$ 235,938
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,597,795,997	$ 5,540,903,687	$ 56,892,310	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 2,351,250
Total Realized Gain (Loss)	(271,671)
Total Unrealized Gain (Loss)	398,750
Cost of Purchases	4,248,542
Proceeds of Sales	(6,726,871)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $5,435,483,528. Net unrealized appreciation aggregated $162,312,469, of which $411,307,299 related to appreciated investment securities and $248,994,830 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Telecom and
Utilities Fund

April 30, 2009

1.800364.105

UIF-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 4.3%
Media - 4.3%
Comcast Corp. Class A	1,031,000	$ 15,939
The DIRECTV Group, Inc. (a)	558,800	13,819
		29,758
ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Southern Union Co.	469,800	7,475
Spectra Energy Corp.	260,000	3,770
		11,245
TELECOMMUNICATION SERVICES - 42.7%
Diversified Telecommunication Services - 39.4%
AT&T, Inc.	5,130,063	131,433
Embarq Corp.	365,900	13,377
Level 3 Communications, Inc. (a)	1,307,500	1,464
Verizon Communications, Inc.	4,231,341	128,379
		274,653
Wireless Telecommunication Services - 3.3%
MetroPCS Communications, Inc. (a)	233,500	3,991
NII Holdings, Inc. (a)	201,200	3,251
Sprint Nextel Corp. (a)	3,614,400	15,759
		23,001
TOTAL TELECOMMUNICATION SERVICES		297,654
UTILITIES - 46.8%
Electric Utilities - 25.7%
Allegheny Energy, Inc.	442,800	11,477
American Electric Power Co., Inc.	1,103,400	29,108
Entergy Corp.	250,302	16,212
Exelon Corp.	813,909	37,546
FirstEnergy Corp.	501,900	20,528
FPL Group, Inc.	561,900	30,225
NV Energy, Inc.	684,600	7,017
PPL Corp.	729,927	21,832
Westar Energy, Inc.	320,200	5,613
		179,558
Gas Utilities - 0.9%
Questar Corp.	219,900	6,535
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 5.1%
AES Corp. (a)	857,200	$ 6,060
Black Hills Corp.	41,500	825
Calpine Corp. (a)	385,500	3,126
Constellation Energy Group, Inc.	923,169	22,230
Ormat Technologies, Inc.	102,500	3,608
		35,849
Multi-Utilities - 15.1%
CenterPoint Energy, Inc.	1,005,697	10,701
CMS Energy Corp.	858,900	10,324
OGE Energy Corp.	301,489	7,751
PG&E Corp.	573,800	21,299
Public Service Enterprise Group, Inc.	810,644	24,190
Sempra Energy	525,200	24,170
TECO Energy, Inc.	291,500	3,087
Wisconsin Energy Corp.	85,500	3,417
		104,939
TOTAL UTILITIES		326,881
TOTAL COMMON STOCKS (Cost $826,896)		665,538
Convertible Bonds - 0.3%
Principal Amount (000s)
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. 3.125% 6/15/12 (Cost $1,559)	$ 2,580	1,883
Money Market Funds - 0.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.53% (b) (Cost $4,546)	4,546,301	$ 4,546
TOTAL INVESTMENT PORTFOLIO - 96.3% (Cost $833,001)		671,967
NET OTHER ASSETS - 3.7%		25,678
NET ASSETS - 100%		$ 697,645
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 17
Fidelity Securities Lending Cash Central Fund	16
Total	$ 33
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 671,967	$ 670,084	$ 1,883	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $859,214,000. Net unrealized depreciation aggregated $187,247,000, of which $10,814,000 related to appreciated investment securities and $198,061,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 29, 2009